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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

APEXcm SMALL/MID-CAP GROWTH FUND
(APSGX)

Semi-Annual Report

November 30, 2017

(Unaudited)

APEXcm SMALL/MID-CAP GROWTH FUND LETTER TO SHAREHOLDERS	November 30, 2017

Dear APEXcm Small/Mid-Cap Growth Fund Shareholder:

For the semi-annual period ended November 30, 2017, the APEXcm Small/Mid-Cap Growth Fund (the “Fund”) returned +12.73% (net of fees). The Fund slightly outperformed its category benchmark, the Russell Midcap Growth Index, which returned +12.18%, and underperformed the Russell 2500 Growth Index (“Russell 2500 Growth”), which returned +14.75%, for the same six month period. In order to best serve our shareholders during this time of unpredictability, we continue to focus on our philosophy and disciplined approach to seek to prudently navigate through all the twists and turns which have tried investors’ patience.

APEX PHILOSOPHY

We believe that the best way to provide value-added returns is to identify companies that exhibit certain favorable fundamental advantages and benefit from secular growth trends, allowing us to structure the portfolio in high-conviction areas of longer-term sustainable growth. Embedded in our portfolio construction is the recognition of companies at different stages of their growth cycle, which we designate as “stable” and “emerging” growth stocks. We believe that having a spectrum of growth companies ranging from those that are truly innovative and growing rapidly to those that are more established can provide relative stability while allowing the opportunity to drive outperformance versus our benchmark and peers over time. In addition, we believe the SMID style provides the opportunity to invest in higher growth companies and capture a longer period of growth as these companies mature.

MARKET ENVIRONMENT

For the six-months ended November 30th, a global stock market surge driven by corporate earnings and economic expansion powered the complacent markets to multiple record highs. Major indexes appreciated in unison as stabilizing commodities and synchronized global growth provided a tailwind to the markets. In fact, if the S&P 500 Index® (the “S&P 500”) continues to rise in December it would be the first time in the history of the S&P 500 that every month was positive. The global markets are enjoying their best performance since 2009 driven by the anticipated final crafting of a joint tax bill along with healthier industrial activity, strengthening emerging markets, and the world’s most powerful economies finally showing signs of escaping the remnants of the financial crisis. We believe the prospects of lower taxes, less regulation and increased infrastructure spending still support the complacent equity markets buoying around all-time highs. This solid economic backdrop has had the CBOE Volatility Index experiencing record lows with the S&P 500 approaching the longest weekly stretch since 1965 without a 2% weekly drop. It seems worrisome to reach new heights concurrent with the Federal Reserve attempting to normalize monetary policy, key indicators of the health of housing, automotive and retail sectors reflecting fatigue and a buildup of emerging-market debt. With the U.S.

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economic expansion approaching eight years, we would anticipate more market volatility as it wrestles with some weariness and the perception of a goldilocks environment of reasonable growth, benign inflation and continued accommodative central bank policy.

FUND PERFORMANCE FOR THE SEMI-ANNUAL PERIOD ENDED NOVEMBER 30, 2017

The Fund continues to perform well with respect to its category benchmark while slightly underperforming the Russell 2500 Growth. We continue to believe we are well positioned to add value relative to the Russell 2500 Growth as we near the end of 2017.

During this period of unrelenting advance, the cash drag on the portfolio detracted ~.60%. The portfolio was well positioned with a continued overweight in Technology and a movement towards an overweight in Consumer Discretionary (see below) setting the stage for this prolonged growth environment. Stock allocation for the period was slightly negative ~ (-.36%) due mostly to a slight overweight in Energy ~ (-.34%). Stock selection was slightly negative ~ (-.54%) as our most positive stock selection in Technology ~ (+1.63%) was offset by Consumer Discretionary ~ (-1.03%) and HealthCare ~ (-1.15%). You see the footprint of secular growth trends in many of our winners such as Align Technology (health care and digital), Arista Networks (cloud computing), and GrubHub (e-commerce) as well as cyclical names participating in this recovery Pulte Group (Housing), United Rentals and Old Dominion. Foot Locker (Sold) was our biggest detractor as same store sales declined right along with mall based traffic. As discussed below, even though we see value in some of the brick and mortar names, pressures continue to reverberate through an industry which underestimated the speed of the shift in consumer spending habits. Also DexCom (Sold), with its continuous glucose monitoring system for diabetes, detracted from performance as lower priced competition was approved earlier than expected for Abbott’s innovative new FreeStyle line.

The SMID portfolio is positioned to benefit from having exposure to both growth and stability. During the reporting period, we have harvested some multi-year winners by either paring them back (MecardoLibre, Arista Networks, and Align Technology) or eliminating them (IDEXX Labs, First Republic Bank) from the portfolio. We have completed moving away from exposure to the brick and mortar retailing (eliminated Foot Locker, William Sonoma, Michaels, etc.) as the shift to online shopping sped up. Even the grocery world was rocked with the acquisition of Whole Foods by Amazon. Our exposure has increased in housing stocks (PulteGroup) and in live experiences (LiveNation, Vail Resorts, and Hilton Garden Vacations) so coveted by the millennials. Our Technology stocks are exposed to strong tailwinds from cloud computing, mobility & miniaturization and e-commerce. With decent valuations and an improving backdrop, we continue to evaluate opportunities in Financials as well as Energy and Industrials.

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OUTLOOK

As we move into 2018, we believe there is a lot of anxiety surrounding the length of this bull market run and the sense that markets are less attractive than earlier in the cycle with full valuations and complacency leaving little room for error. While the macro and political landscapes continue to swing and leadership in the market reallocates between risk/risk-off and secular/cyclical growth, fundamentals are improving with solid revenue growth and earnings growth emerging as key drivers of performance. Although we remain concerned about the narrowing of winners in this market and investor complacency, U.S. financial conditions have dramatically become more stimulating in 2017 with soaring stock prices, regulatory easing, and a lower dollar and continued low interest rates adding fuel to a resilient economy. As the cycle ages, we believe continued accelerated expansion and capital investment are at the core of synchronized growth. The risks will center on multiple expansion relative to tax cuts, a deceleration in earnings and the risk of a Fed policy error with rising interest rates. While we will be monitoring the rise in inflation expectations and compensation growth as keys to heightened central bank actions, we believe the length of this historic expansion still has some legs and will benefit from a cyclical boost from tax reform. Coincidently, growth must accelerate to support achievable earnings momentum, and we will apply our cycle-tested investment process to balance these market undercurrents with our long-term secular views.

Sincerely,

Nitin N. Kumbhani
Vice Chairman and Chief of Growth Equity Strategies
Fiera Capital Inc.

Index Definitions
Russell Midcap Growth Index measures the performance of the mid-capitalization growth sector of the U.S. equity market. It is a market capitalization weighted index representing the smallest 800 companies in the Russell 1000 Index.

Russell 2500 Growth Index is designed to measure the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500 Index covers the small and mid-capitalizations.

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Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-575-4800.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.apexcmfund.com or call 1-888-575-4800 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The APEXcm Small/Mid Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2017, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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APEXcm SMALL/MID-CAP GROWTH FUND
PORTFOLIO INFORMATION
November 30, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Arista Networks, Inc.	2.7%
PulteGroup, Inc.	2.5%
United Rentals, Inc.	2.4%
Reinsurance Group of America, Inc.	2.3%
Trimble, Inc.	2.1%
CBRE Group, Inc. - Class A	2.1%
Old Dominion Freight Line, Inc.	2.1%
Align Technology, Inc.	2.1%
Broadridge Financial Solutions, Inc.	2.1%
IAC/InterActiveCorp	2.0%

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS November 30, 2017 (Unaudited)
COMMON STOCKS — 97.5%	Shares	Value
Consumer Discretionary — 19.8%
Auto Components — 3.0%
Autoliv, Inc.	27,373	$3,501,554
BorgWarner, Inc.	84,986	4,732,020
		8,233,574
Hotels, Restaurants & Leisure — 9.0%
China Lodging Group Ltd. - ADS *	44,823	4,783,062
Dave & Buster's Entertainment, Inc. *	27,977	1,483,620
Domino's Pizza, Inc.	17,712	3,297,266
Dunkin' Brands Group, Inc.	64,435	3,846,769
Hilton Grand Vacations, Inc. *	86,509	3,457,765
Vail Resorts, Inc.	15,531	3,496,960
Wyndham Worldwide Corporation	40,513	4,553,256
		24,918,698
Household Durables — 2.5%
PulteGroup, Inc.	204,960	6,995,285

Media — 4.3%
Cable One, Inc.	3,313	2,275,402
Liberty Media Corporation - Liberty Formula One - Series C *	89,594	3,261,222
Lions Gate Entertainment Corporation - Class A *	65,956	2,157,421
Live Nation Entertainment, Inc. *	93,832	4,258,096
		11,952,141
Specialty Retail — 1.0%
Lithia Motors, Inc. - Class A	23,400	2,744,586

Energy — 3.2%
Energy Equipment & Services — 0.3%
Superior Energy Services, Inc. *	94,924	916,017

Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy, Inc. *	55,783	2,695,435
Diamondback Energy, Inc. *	30,456	3,329,145
RSP Permian, Inc. *	54,305	1,994,623
		8,019,203
Financials — 6.6%
Banks — 2.4%
Bank of the Ozarks, Inc.	48,586	2,342,817
Western Alliance Bancorp *	74,195	4,316,665
		6,659,482

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value
Financials — 6.6% (Continued)
Capital Markets — 1.0%
Evercore, Inc. - Class A	31,470	$2,733,170

Consumer Finance — 0.9%
Navient Corporation	193,440	2,439,278

Insurance — 2.3%
Reinsurance Group of America, Inc.	39,382	6,381,853

Health Care — 13.8%
Biotechnology — 3.5%
Alkermes plc *	63,988	3,345,933
Ionis Pharmaceuticals, Inc. *	63,411	3,518,676
Momenta Pharmaceuticals, Inc. *	120,052	1,656,718
TESARO, Inc. *	12,995	1,099,377
		9,620,704
Health Care Equipment & Supplies — 3.5%
Align Technology, Inc. *	22,150	5,778,492
ICU Medical, Inc. *	18,671	3,984,391
		9,762,883
Health Care Technology — 2.5%
Medidata Solutions, Inc. *	52,761	3,515,994
Veeva Systems, Inc. - Class A *	58,519	3,523,429
		7,039,423
Life Sciences Tools & Services — 2.5%
Cambrex Corporation *	36,034	1,760,261
ICON plc *	43,572	5,089,645
		6,849,906
Pharmaceuticals — 1.8%
Prestige Brands Holdings, Inc. *	36,106	1,631,991
Supernus Pharmaceuticals, Inc. *	90,410	3,417,498
		5,049,489
Industrials — 17.1%
Airlines — 0.9%
Hawaiian Holdings, Inc.	59,299	2,558,752

Building Products — 1.0%
Owens Corning	31,477	2,780,993

Commercial Services & Supplies — 1.9%
Copart, Inc. *	122,204	5,274,325

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value
Industrials — 17.1% (Continued)
Construction & Engineering — 1.7%
EMCOR Group, Inc.	57,091	$4,611,240

Machinery — 6.6%
Crane Company	46,461	3,966,376
Graco, Inc.	19,938	2,623,641
Middleby Corporation (The) *	30,063	3,833,634
Nordson Corporation	36,362	4,667,426
Westinghouse Air Brake Technologies Corporation	39,343	3,025,477
		18,116,554
Professional Services — 0.5%
WageWorks, Inc. *	22,974	1,473,782

Road & Rail — 2.1%
Old Dominion Freight Line, Inc.	44,808	5,790,986

Trading Companies & Distributors — 2.4%
United Rentals, Inc. *	42,156	6,723,039

Information Technology — 30.4%
Communications Equipment — 2.7%
Arista Networks, Inc. *	32,326	7,535,837

Electronic Equipment, Instruments & Components — 3.8%
Dolby Laboratories, Inc. - Class A	75,215	4,676,869
Trimble, Inc. *	139,696	5,865,835
		10,542,704
Internet Software & Services — 7.4%
GrubHub, Inc. *	71,203	4,810,475
IAC/InterActiveCorp *	44,274	5,634,752
MercadoLibre, Inc.	19,135	5,264,804
Nutanix, Inc. - Class A *	149,243	4,895,170
		20,605,201
IT Services — 6.3%
Broadridge Financial Solutions, Inc.	63,534	5,734,579
CSRA, Inc.	128,136	3,706,974
Teradata Corporation *	70,727	2,688,333
Total System Services, Inc.	71,838	5,341,874
		17,471,760

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 97.5% (Continued)	Shares	Value
Information Technology — 30.4% (Continued)
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Energy Industries, Inc. *	45,228	$3,390,743
Entegris, Inc.	164,201	4,975,290
Power Integrations, Inc.	39,912	3,133,092
		11,499,125
Software — 6.0%
ACI Worldwide, Inc. *	104,848	2,398,922
Fortinet, Inc. *	97,856	4,115,823
Guidewire Software, Inc. *	41,470	3,084,953
Splunk, Inc.*	56,983	4,563,768
Ultimate Software Group, Inc. (The) *	11,797	2,489,521
		16,652,987
Materials — 4.5%
Chemicals — 1.4%
Axalta Coating Systems Ltd. *	121,222	3,837,889

Construction Materials — 1.4%
Eagle Materials, Inc.	34,927	3,909,379

Containers & Packaging — 1.7%
Berry Global Group, Inc. *	77,217	4,615,260

Real Estate — 2.1%
Real Estate Management & Development — 2.1%
CBRE Group, Inc. - Class A *	134,592	5,835,909

Total Common Stocks (Cost $197,844,438)		$270,151,414

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.5%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.98% (a) (Cost $7,069,872)	7,069,872	$7,069,872

Total Investments at Value — 100.0% (Cost $204,914,310)		$277,221,286

Liabilities in Excess of Other Assets — (0.0%) (b)		(118,758)

Net Assets — 100.0%		$277,102,528

ADS - American Depositary Shares.
*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of November 30, 2017.
(b)	Percentage rounds to less that 0.01%.
See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$204,914,310
At value (Note 2)	$277,221,286
Receivable for capital shares sold	14,378
Dividends receivable	156,974
Other assets	21,929
Total assets	277,414,567

LIABILITIES
Payable for capital shares redeemed	56,391
Payable to Adviser (Note 4)	214,610
Payable to administrator (Note 4)	33,460
Other accrued expenses and liabilities	7,578
Total liabilities	312,039

NET ASSETS	$277,102,528

NET ASSETS CONSIST OF:
Paid-in capital	$200,618,259
Accumulated net investment loss	(1,222,009)
Accumulated net realized gains from investment transactions	5,399,302
Net unrealized appreciation on investments	72,306,976
NET ASSETS	$277,102,528

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	13,845,268

Net asset value, offering price and redemption price per share (Note 2)	$20.01

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2017 (Unaudited)
INVESTMENT INCOME
Dividend income	$849,751

EXPENSES
Investment advisory fees (Note 4)	1,502,970
Administration fees (Note 4)	144,286
Fund accounting fees (Note 4)	30,058
Professional fees	21,203
Compliance fees (Note 4)	16,405
Registration and filing fees	15,322
Custody and bank service fees	13,729
Transfer agent fees (Note 4)	9,136
Postage and supplies	6,457
Trustees’ fees and expenses (Note 4)	5,002
Printing of shareholder reports	4,871
Insurance expense	1,334
Other expenses	10,975
Total expenses	1,781,748
Less fee reductions by the Adviser (Note 4)	(203,627)
Net expenses	1,578,121

NET INVESTMENT LOSS	(728,370)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	12,666,339
Net change in unrealized appreciation (depreciation) on investments	24,373,019
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	37,039,358

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$36,310,988

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS
Net investment loss	$(728,370)	$(1,311,677)
Net realized gains (losses) from investment transactions	12,666,339	(4,450,716)
Net change in unrealized appreciation (depreciation) on investments	24,373,019	46,120,751
Net increase in net assets resulting from operations	36,310,988	40,358,358

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net realized gains	—	(743,317)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	21,255,000	101,284,904
Net asset value of shares issued in reinvestment of distributions to shareholders	—	716,969
Payments for shares redeemed	(73,160,730)	(107,870,747)
Net decrease in net assets from capital share transactions	(51,905,730)	(5,868,874)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,594,742)	33,746,167

NET ASSETS
Beginning of period	292,697,270	258,951,103
End of period	$277,102,528	$292,697,270

ACCUMULATED NET INVESTMENT LOSS	$(1,222,009)	$(493,639)

CAPITAL SHARE ACTIVITY
Shares sold	1,163,770	6,277,194
Shares reinvested	—	44,671
Shares redeemed	(3,808,505)	(6,682,018)
Net decrease in shares outstanding	(2,644,735)	(360,153)
Shares outstanding at beginning of period	16,490,003	16,850,156
Shares outstanding at end of period	13,845,268	16,490,003

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Nov. 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$17.75		$15.37	$17.43	$15.20	$12.69	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.06)		(0.08)	(0.06)	(0.04)	(0.03)	0.04	(b)
Net realized and unrealized gains (losses) on investments	2.32		2.50	(1.92)	2.27	2.60	2.72
Total from investment operations	2.26		2.42	(1.98)	2.23	2.57	2.76

Less distributions:
From net investment income	—		—	—	—	—	(0.07)
From net realized gains	—		(0.04)	(0.08)	—	(0.06)	—
Total distributions	—		(0.04)	(0.08)	—	(0.06)	(0.07)

Net asset value at end of period	$20.01		$17.75	$15.37	$17.43	$15.20	$12.69

Total return (c)	12.73	%(d)	15.80%	(11.34%)	14.67%	20.26%	27.65	%(d)

Net assets at end of period (000's)	$277,103		$292,697	$258,951	$240,745	$88,477	$13,153

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.19	%(e)	1.19%	1.21%	1.26%	1.49%	4.87	%(e)

Ratio of net expenses to average net assets (f)	1.05	%(e)	1.05%	1.05%	1.05%	1.05%	1.05	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.48	%)(e)	(0.48%)	(0.42%)	(0.48%)	(0.38%)	0.26	%(e)

Portfolio turnover rate	24	%(d)	55%	35%	58%	47%	18	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2012) through May 31, 2013.
(b)	Calculated using weighted average shares outstanding during the period.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited)

1. Organization

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on June 29, 2012.

The investment objective of the Fund is to seek to achieve long-term capital growth.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

15

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Common Stocks	$270,151,414	$—	$—	$270,151,414
Money Market Funds	7,069,872	—	—	7,069,872
Total	$277,221,286	$—	$—	$277,221,286

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

16

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2017 and May 31, 2017, was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
November 30, 2017	$—	$—	$—
May 31, 2017	$—	$743,317	$743,317

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

17

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$205,736,214
Gross unrealized appreciation	$76,528,427
Gross unrealized depreciation	(5,043,355)
Net unrealized appreciation	71,485,072
Capital loss carryforwards	(5,783,025)
Other net gains	10,782,222
Accumulated earnings	$76,484,269

The federal income tax cost of portfolio investments and the tax components of accumulated earnings may temporarily differ from the financial statement cost of portfolio investments and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

As of May 31, 2017, the Fund had the following capital loss carryforwards:

Capital loss carryforward - short-term	$5,562,683
Capital loss carryforward - long-term	220,342
Total capital loss carryforwards	$5,783,025

These capital loss carryforwards, which do no expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2014 through May 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $69,294,900 and $121,419,907, respectively.

18

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by Fiera Capital, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until October 1, 2018, to reduce investment advisory fees and reimburse other operating expenses to the extent necessary to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% of the Fund’s average daily net assets. Accordingly, during the six months ended November 30, 2017, the Adviser reduced its advisory fees in the amount of $203,627.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, or (ii) the expense limitation in effect at the time the expenses to be paid were incurred. As of November 30, 2017, the Adviser may seek recoupment of investment advisory fee reductions in the amount of $1,168,548 no later than the dates as stated below:

May 31, 2018	$172,479
May 31, 2019	398,226
May 31, 2020	394,216
November 30, 2020	203,627

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

19

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINICIPAL HOLDERS OF FUND SHARES
As of November 30, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
UBS Financial Services, Inc. (for the benefit of its customers)	34%
Charles Schwab & Company, Inc. (for the benefit of its customers)	30%
National Financial Services LLC (for the benefit of its customers)	9%
U.S. Bank, N.A. (for the benefit of its customers)	8%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2017, the Fund had 30.4% of the value of its net assets invested in stocks within the Information Technology sector.

20

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except as reflected in the following paragraph:

On December 12, 2017, shareholders of the Fund approved the proposed reorganization of the Fund into Fiera Capital Small/Mid-Cap Growth Fund, a series of Fiera Capital Series Trust (the “Acquiring Fund”). Under the terms of an Agreement and Plan of Reorganization, the Acquiring Fund will acquire all of the assets and assume all of the liabilities of the Fund, and shareholders of the Fund will receive Institutional Class shares of the Acquiring Fund with a total value equal to the net assets of the Fund as of the close of business of a date to be determined. This transaction is expected to be a tax-free event for federal income tax purposes.

21

APEXcm SMALL/MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2017) and held until the end of the period (November 30, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

22

APEXcm SMALL/MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,127.30	$ 5.60
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.80	$ 5.32

*
Expenses are equal to the Fund’s annualized net expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

APEXcm SMALL/MID-CAP GROWTH FUND
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
(Unaudited)

On December 12, 2017, a Special Meeting of Shareholders of APEXcm Small/Mid-Cap Growth Fund (the “Existing Fund”), a series of Ultimus Managers Trust (the “Trust”), was held for the purpose of voting on the following Proposal:

Proposal: To approve an Agreement and Plan of Reorganization (the “Plan”) between the Trust, on behalf of the Existing Fund, and Fiera Capital Series Trust (“FCST”), an open-end management investment company organized as a Delaware statutory trust, on behalf of Fiera Capital Small/Mid-Cap Growth Fund (the “New Fund”), a new series of FCST, providing for: (a) the acquisition of all of the assets and assumption of all of the liabilities of the Existing Fund by the New Fund in exchange for Institutional Class shares of the New Fund, as applicable; (b) the distribution of such shares to the shareholders of the Existing Fund; and (c) the liquidation and termination of the Existing Fund (the “Reorganization”).

A total of 16,551,781 shares of the Fund were entitled to vote on the Proposal. A total of 8,297,706 shares were voted, representing 50.13% of total shares entitled to vote, constituting a quorum for purposes of the Proposal.

Shareholders of record on August 22, 2017 voted to approve the Reorganization. The votes cast with respect to the Proposal were as follows:

Number of shares
For	Against	Abstain
7,501,951	23,387	772,368

24

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES THE APEXcm SMALL/MID-CAP GROWTH FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
● Social Security number
● Assets
● Retirement Assets
● Transaction History
● Checking Account Information
● Purchase History
● Account Balances
● Account Transactions
● Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-888-575-4800

25

Who we are
Who is providing this notice?	APEXcm Small/Mid-Cap Growth Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
● Open an account
● Provide account information
● Give us your contact information
● Make deposits or withdrawals from your account
● Make a wire transfer
● Tell us where to send the money
● Tell us who receives the money
● Show your government-issued ID
● Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
● Sharing for affiliates’ everyday business purposes – information about your creditworthiness
● Affiliates from using your information to market to you
● Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Fiera Capital, Inc., the investment adviser to the Fund, could be deemed to be an affiliate.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ● The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

26

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BARROW VALUE OPPORTUNITY FUND
(BALIX)

BARROW LONG/SHORT OPPORTUNITY FUND
(BFSLX)

Semi-Annual Report

November 30, 2017
(Unaudited)

BARROW VALUE OPPORTUNITY FUND LETTER TO SHAREHOLDERS	January 2, 2018

Dear Shareholder,

We are pleased to report on the status and performance of the Barrow Value Opportunity Fund (“the Fund”) for the six months ended November 30, 2017.

We believe that the Fund owns a well-positioned portfolio of equity interests in excellent businesses at attractive valuations. This portfolio is highly diversified by market capitalization segments (large, middle, small), industry sectors, and issuers. In selecting investments for the Fund, we search for businesses that feature high returns on capital, wide operating margins, and low debt loads. Based on our estimates of intrinsic value, we believe our portfolio’s valuation is attractively low on an absolute basis and less expensive than the U.S. stock market as represented by the S&P 500® Index (the “S&P 500”).

On August 30, 2013, the Fund was reorganized as a mutual fund from a private limited partnership, which had commenced operations on December 31, 2008. Please refer to the Performance Information on pages 4 and 5 for a summary of Fund performance versus the S&P 500 over various periods since the Fund’s inception.

The Fund has exceeded the total return of the S&P 500 in five of the past eight calendar years1, with an annual average total return of 14.90% since inception. During the most recent six months ended November 30, 2017, the Fund returned +9.38% net of all fees and expenses, which underperformed the S&P 500 by 1.51%.

Barrow Street Advisors, LLC (the “Adviser”) continues to use its proprietary private-equity approach to uncover companies that exhibit its Quality-meets-Value criteria. Based on extensive research by the Adviser, the Fund seeks to generate long-term capital appreciation by investing in companies with fundamental operating and financial attributes representative of both quality and value. To increase the Fund’s chances for success, we invest in a variety of positions that are diversified across market capitalization and industry sectors.

Over the past six-months, we added 80 new portfolio investments, composed of 38 small-caps, 30 mid-caps, and 12 large-caps, and representing seven different industry sectors. We believe all of these new additions to the Fund’s portfolio are excellent companies with strong balance sheets. These companies are generally using their ample free cash flow to: a) re-invest in growth opportunities at high rates of return on investment; b) pay dividends; c) repurchase stock at attractive valuations; and/or d) retire outstanding debt.

In keeping with our practice since the beginning of 2009, over the past six months the Fund’s investments were sourced by taking account of the opportunity set of all companies in our broad investment universe each time we committed capital to a new position. We think this approach allows us to identify excellent investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations, while avoiding the destructive behavioral biases inherent in concentrated-stock and sector-specialized investing.

Five of the Fund’s holdings were announced as take-over targets over the past six months, which was approximately 2.2x the market average. The Fund has had investments in 98 take-overs since December 31, 20081, or roughly 3.4x the market average2. The control premiums we have captured by virtue of holding stocks that end up being merger targets have made repeated and meaningful contributions to the Fund’s total returns, and we expect continued benefits from this effect going forward. We typically sell companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

Over the past six months, the Fund’s portfolio generated total returns, before fees and expenses, of +10.27%, including +7.93% for large-caps, +9.53% for mid-caps and +12.84% for small-caps. This compares to +10.89% for the S&P 500 (for large-caps), +11.21% for the S&P 400 Midcap (for mid-caps), and +13.43% for the Russell 2000 (for small-caps) over the same period. The Fund’s sectors with the best absolute performance were Industrials and Materials, which generated total returns of +15.91% and +15.48%, respectively. The Fund’s sectors with the worst absolute performance were Energy and Health Care, which returned +0.84% and +1.64%, respectively.

You can find additional commentary and reports about the Adviser’s management of the Fund’s portfolio on the Fund’s website (www.barrowfunds.com).

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

[1]
The investment related and performance information discussed above for periods prior to Barrow Value Opportunity Fund’s reorganization date (August 30, 2013) are based on the activities of the Fund’s predecessor, the Barrow Street Fund L.P., an unregistered limited partnership managed by the portfolio managers of Barrow Value Opportunity Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares of the Barrow Value Opportunity Fund on August 30, 2013, the date that the Fund commenced operations (the “Reorganization”). Barrow Value Opportunity Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The performance information shows the Predecessor Private Fund’s returns calculated using the actual fees and expenses charged by the Predecessor Private Fund. This prior performance is net of management fees and other expenses, but does not include the effect of the Predecessor Private Fund’s performance fee, which was in place until October 7, 2012. Prior to the Reorganization, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements, and other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected Barrow Value Opportunity Fund’s performance.

[2]
The frequency of merger and acquisition (“M&A”) activity in the Fund’s portfolio is calculated on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings held in the Fund’s portfolio. The frequency of M&A activity in the market is calculated on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2017, please see the Schedule of Investments section of this Report. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

BARROW VALUE OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Barrow Value Opportunity Fund
versus the S&P 500® Index

Average Annual Total Returns For the periods ended November 30, 2017
	1 Year	5 Years	Since Inception(c)
Barrow Value Opportunity Fund(a)(b)	17.13%	12.49%	14.90%
S&P 500® Index	22.87%	15.74%	15.26%

BARROW VALUE OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2017 (Unaudited) (Continued)

Comparison of Yearly Returns with the S&P 500® Index
	Barrow Value Opportunity Fund(a)	S&P 500® Index	Difference
Yearly Total Returns for Calendar Years:
2009	30.10%	26.46%	3.64%
2010	18.75%	15.06%	3.69%
2011	5.50%	2.11%	3.39%
2012	18.77%	16.00%	2.77%
2013	36.69%	32.39%	4.30%
2014	5.13%	13.69%	(8.56%)
2015	0.81%	1.38%	(0.57%)
2016	7.41%	11.96%	(4.55%)
2017 (through 11/30/17)	14.48%	20.49%	(6.01%)

Total Return Since Inception (not annualized, as of 11/30/17)	244.88%	254.82%	(9.94%)

(a)
The Barrow Value Opportunity Fund (the “Fund”) performance includes the performance of the Barrow Street Fund L.P. (the “Predecessor Private Fund”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Private Fund was reorganized into the Fund at the close of business on August 30, 2013 (the “Reorganization”), the date the Fund commenced operations. The Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Private Fund. The performance of the Predecessor Private Fund is net of management fees of 1.50% of assets but does not include the effect of a 20% performance fee which was in place until October 7, 2012. Prior to the Reorganization, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. If such restrictions had been applicable, they might have adversely affected the Predecessor Private Fund’s performance.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(c)	Represents the period from December 31, 2008(a) through November 30, 2017.

BARROW LONG/SHORT OPPORTUNITY FUND
LETTER TO SHAREHOLDERS

Dear Shareholder,

We are pleased to report on the status and performance of the Barrow Long/Short Opportunity Fund (“the Fund”) for the six months ended November 30, 2017.

We believe the Fund owns a well-positioned long portfolio of equity positions in excellent businesses at attractive valuations that feature high returns on capital, wide operating margins, and low debt load. The Fund also maintains short positions in the common stock of companies that we believe have poor business characteristics and are trading at high prices. The Fund’s long and short portfolios are highly diversified by market cap segments (large, mid, and small), industry sectors, and issuers.

We believe the Fund is well positioned to do well in most future market conditions, especially a bear market. In our opinion, the Fund’s long and short portfolios are cheap and expensive, respectively, on an absolute basis and in relation to the U.S. stock market as represented by the S&P 500® Index (“S&P 500”). We believe the Fund’s short portfolio, the value of which is approximately 70% of the long portfolio, provides a meaningful hedge against the market’s potential downside volatility.

For the six months ended November 30, 2017, the Fund posted a total return of +2.30%, which compares to +10.89% for the S&P 500 and +6.72% for the HFRI Equity Hedge Index. The Fund underperformed the S&P 500 due mainly to the underperformance of its long positions.

The Fund maintains a target gross exposure of approximately 220% of its net assets, with long exposure of 130%, short exposure of 90%, and net exposure of 40%. For the six months ended November 30, 2017, the Fund’s long portfolio generated an unleveraged total return before fees and expenses of +10.22%, which underperformed the S&P 500 by 0.67%. The Fund’s short portfolio generated an unleveraged total return, before fees and expenses, of +10.44% or 0.45% less than the S&P 500.

Barrow Street Advisors, LLC (the “Adviser”) continues to use its proprietary private equity approach to identify companies that exhibit its Quality-meets-Value criteria. Based on extensive research by the Adviser, the Fund seeks to generate above-average returns through capital appreciation by investing long in companies with fundamental operating and financial attributes representative of both quality and value and selling short companies of both lower quality and high price. Using this approach the Fund continued to identify potential opportunities to: 1) purchase quality companies trading at temporary discounts to their intrinsic values; and 2) sell short the stock of lower quality companies trading at prices well above their intrinsic values. To increase the Fund’s chances for success, we invest in a variety of positions diversified across market capitalization and industry sectors.

Over the past six months, we added 67 new long portfolio investments in seven industry sectors, including 31 small-caps, 25 mid-caps, and 11 large-caps. We believe all of these new additions to the Fund’s portfolio are excellent companies with strong balance sheets. They are generally using their ample free cash flow to: a) re-invest in growth opportunities at high rates of return on investment; b) pay dividends; c) repurchase stock at attractive valuations; and/or d) retire outstanding debt. In tandem, we initiated 49 new short positions, including 36 small-caps, 11 mid-caps, and 2 large-caps. We believe these companies are overpriced and exhibit weak quality characteristics.

In keeping with our past practice, over the past six months the Fund’s investments were sourced by taking account of the opportunity set of all companies in our broad investment universe each time we committed capital to a new position. We think this approach allows us to identify excellent investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations while avoiding the destructive behavioral biases inherent in concentrated-stock and sector-specialized investing.

Over the past six months, the Fund’s long portfolio generated unleveraged total returns before fees and expenses of +10.22%, including +7.10% for large-caps, +9.94% for mid-caps and +12.12% for small-caps. This compares to +10.89% for the S&P 500 (for large-caps), +11.21% for the S&P 400 Midcap (for mid-caps), and +13.43% for the Russell 2000 (for small-caps) over the same period. The Fund’s sectors with the best absolute performance were Materials and Consumer Staples, which generated total returns of +15.30% and +14.63%, respectively. The Fund’s sectors with the worst absolute performance were Energy and Health Care, which returned -3.44% and +4.20%, respectively.

Over the same period, the Fund’s short portfolio generated total returns before fees and expenses of +10.44%, including +6.76% for large-caps, +6.34% for mid-caps and +16.45% for small-caps. A positive return in the short portfolio results in negative return contribution to the Fund. The Fund’s sectors with the best absolute performance were Energy and Health Care, which returned +0.89% and +7.56%, respectively. The Fund’s sectors that provided the most negative return contribution were Industrials and Consumer Staples, which generated total returns of +17.45% and +14.25%, respectively.

You can find more information about the Fund’s portfolio on the Fund’s website (www.barrowfunds.com).

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2017, please see the Schedule of Investments and Schedule of Securities Sold Short sections of this Report. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

BARROW LONG/SHORT OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2017 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Barrow Long/Short Opportunity Fund
versus the S&P 500® Index

Average Annual Total Returns For the periods ended November 30, 2017
	1 Year	3 Years	Since Inception(b)
Barrow Long/Short Opportunity Fund(a)	1.99%	0.10%	1.02%
S&P 500® Index	22.87%	10.91%	14.41%

(a)	The Fund's total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(b)	The Fund commenced operations on August 30, 2013.

BARROW VALUE OPPORTUNITY FUND
PORTFOLIO INFORMATION
November 30, 2017 (Unaudited)

Sector Diversification

Top 10 Long Equity Holdings

Security Description	% of Net Assets
Simply Good Foods Company (The)	1.2%
Sanderson Farms, Inc.	1.2%
Hostess Brands, Inc.	1.2%
Campbell Soup Company	1.2%
USANA Health Sciences, Inc.	1.2%
Pilgrim's Pride Corporation	1.2%
Herbalife Ltd.	1.2%
J.M. Smucker Company (The)	1.2%
Edgewell Personal Care Company	1.2%
Spectrum Brands Holdings, Inc.	1.2%

BARROW LONG/SHORT OPPORTUNITY FUND
PORTFOLIO INFORMATION
November 30, 2017 (Unaudited)

Net Sector Exposure Diversification*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings		Top 10 Short Equity Holdings
Security Description	% of Net Assets	Security Description	% of Net Assets
Pilgrim's Pride Corporation	1.8%	Align Technology, Inc.	(1.0%)
B&G Foods, Inc.	1.8%	P.H. Glatfelter Company	(0.9%)
USANA Health Sciences, Inc.	1.7%	Laboratory Corporation of America Holdings	(0.9%)
Inter Parfums, Inc.	1.7%	Clearwater Paper Corporation	(0.9%)
Sanderson Farms, Inc.	1.7%	Universal Health Services, Inc. - Class B	(0.9%)
Medifast, Inc.	1.6%	Patterson Companies, Inc.	(0.9%)
J.M. Smucker Company (The)	1.6%	KapStone Paper and Packaging Corporation	(0.9%)
Lancaster Colony Corporation	1.6%	Myers Industries, Inc.	(0.9%)
Vector Group Ltd.	1.6%	MGP Ingredients, Inc.	(0.8%)
Campbell Soup Company	1.6%	McKesson Corporation	(0.8%)

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS November 30, 2017 (Unaudited)
COMMON STOCKS — 98.9%	Shares	Value
Consumer Discretionary — 21.2%
Auto Components — 2.7%
BorgWarner, Inc.	3,838	$213,700
Cooper Tire & Rubber Company (a)	1,900	69,825
Dorman Products, Inc. (b)	1,951	133,273
Gentex Corporation (a)	10,449	213,996
Lear Corporation (a)	1,169	211,460
Motorcar Parts of America, Inc. (a) (b)	5,164	134,574
Standard Motor Products, Inc.	3,001	135,675
		1,112,503
Diversified Consumer Services — 1.3%
H&R Block, Inc. (a)	8,063	211,090
ServiceMaster Global Holdings, Inc. (b)	4,339	212,090
Weight Watchers International, Inc. (b)	3,119	137,454
		560,634
Hotels, Restaurants & Leisure — 3.3%
Bluegreen Vacations Corporation (b)	8,928	147,580
Bojangles', Inc. (b)	10,350	139,207
Dunkin' Brands Group, Inc.	3,588	214,204
Hilton Grand Vacations, Inc. (a) (b)	5,277	210,922
Hilton Worldwide Holdings, Inc. (a)	4,364	338,472
Yum! Brands, Inc. (a)	4,097	341,976
		1,392,361
Household Durables — 1.4%
La-Z-Boy, Inc.	4,457	146,635
NVR, Inc. (a) (b)	61	211,975
Tupperware Brands Corporation (a)	3,325	209,874
		568,484
Internet & Direct Marketing Retail — 1.4%
Nutrisystem, Inc.	2,719	137,989
PetMed Express, Inc.	3,395	133,593
Priceline Group, Inc. (The) (b)	190	330,545
		602,127
Leisure Equipment & Products — 0.3%
American Outdoor Brands Corporation (a) (b)	9,595	134,618

Leisure Products — 1.2%
Brunswick Corporation (a)	3,816	211,215
Malibu Boats, Inc. - Class A (b)	4,388	137,169

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Consumer Discretionary — 21.2% (Continued)
Leisure Products — 1.2% (Continued)
Sturm, Ruger & Company, Inc. (a)	2,501	$136,930
		485,314
Media — 2.0%
AMC Networks, Inc. - Class A (a) (b)	4,119	212,293
Interpublic Group of Companies, Inc. (The) (a)	10,829	214,198
Liberty Media Corporation - Liberty SiriusXM - Series A (b)	5,092	207,601
Viacom, Inc. - Class B	7,623	215,883
		849,975
Multi-Line Retail — 2.8%
Big Lots, Inc. (a)	2,317	136,935
Dollar General Corporation (a)	3,808	335,408
Dollar Tree, Inc. (a) (b)	3,284	337,464
Target Corporation (a)	5,723	342,808
		1,152,615
Specialty Retail — 3.4%
Aaron's, Inc.	3,623	136,660
American Eagle Outfitters, Inc. (a)	8,478	136,326
Bed Bath & Beyond, Inc.	3,057	68,446
Buckle, Inc. (The)	6,054	134,701
Chico's FAS, Inc.	15,306	134,999
Children's Place, Inc. (The) (a)	1,005	133,565
DSW, Inc. - Class A (a)	6,384	136,171
GameStop Corporation - Class A (a)	7,144	133,950
Office Depot, Inc.	41,187	134,681
Sally Beauty Holdings, Inc. (b)	8,073	137,645
Winmark Corporation (a)	1,037	137,817
		1,424,961
Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc.	10,218	213,454
Ralph Lauren Corporation	2,208	210,091
Steven Madden Ltd. (b)	3,210	137,228
		560,773
Consumer Staples — 21.2%
Beverages — 1.4%
Boston Beer Company, Inc. (The) - Class A (b)	1,393	250,531
Dr Pepper Snapple Group, Inc. (a)	3,773	340,287
		590,818

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Consumer Staples — 21.2% (Continued)
Food Products — 10.1%
B&G Foods, Inc. (a)	6,215	$240,521
Campbell Soup Company	9,905	488,317
General Mills, Inc.	6,049	342,131
Hormel Foods Corporation	9,466	345,036
Hostess Brands, Inc. (b)	34,751	488,599
J.M. Smucker Company (The)	4,129	481,730
Pilgrim's Pride Corporation (a) (b)	13,199	484,007
Sanderson Farms, Inc. (a)	2,883	489,216
Simply Good Foods Company (The) (b)	36,979	489,602
Tyson Foods, Inc. - Class A	4,082	335,745
		4,184,904
Household Products — 3.1%
Clorox Company (The)	2,433	338,892
Energizer Holdings, Inc. (a)	10,374	476,478
Spectrum Brands Holdings, Inc.	4,169	478,935
		1,294,305
Personal Products — 4.6%
Edgewell Personal Care Company (b)	8,293	480,911
Herbalife Ltd. (b)	6,870	481,862
Medifast, Inc. (a)	6,947	476,078
USANA Health Sciences, Inc. (a) (b)	6,760	484,692
		1,923,543
Tobacco — 2.0%
Altria Group, Inc. (a)	5,019	340,439
Vector Group Ltd. (a)	21,009	472,492
		812,931
Energy — 6.4%
Oil, Gas & Consumable Fuels — 6.4%
Alliance Holdings GP, L.P. (a)	8,073	199,565
Alliance Resource Partners, L.P. (a)	11,087	202,338
Antero Midstream GP, L.P.	12,411	220,295
Cheniere Energy Partners L.P. Holdings, LLC	8,314	231,628
Contura Energy, Inc.	3,461	205,930
EQT GP Holdings, L.P.	8,410	215,044
EQT Midstream Partners, L.P.	3,228	221,505
HollyFrontier Corporation (a)	4,844	215,461
NuStar GP Holdings, LLC	14,002	203,729
Par Pacific Holdings, Inc. (b)	9,773	202,887
PBF Logistics, L.P.	4,987	98,244

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Energy — 6.4% (Continued)
Oil, Gas & Consumable Fuels — 6.4% (Continued)
Peabody Energy Corporation (b)	6,585	$219,346
REX American Resources Corporation (a) (b)	2,276	208,345
		2,644,317
Health Care — 21.1%
Health Care Equipment & Supplies — 10.3%
Abaxis, Inc. (a)	4,032	196,520
Anika Therapeutics, Inc. (a) (b)	3,697	203,779
Atrion Corporation	300	202,380
Edwards Lifesciences Corporation (b)	3,514	411,841
Globus Medical, Inc. - Class A (a) (b)	10,960	416,589
Halyard Health, Inc. (b)	4,228	205,227
Hologic, Inc. (a) (b)	10,061	419,745
Lantheus Holdings, Inc. (a) (b)	9,085	203,504
LeMaitre Vascular, Inc. (a)	6,001	197,613
Masimo Corporation (b)	4,718	419,147
Meridian Bioscience, Inc. (a)	13,641	205,297
ResMed, Inc. (a)	4,879	416,666
Stryker Corporation	2,584	403,104
Zimmer Biomet Holdings, Inc. (a)	3,478	407,274
		4,308,686
Health Care Providers & Services — 7.8%
American Renal Associates Holdings, Inc. (b)	7,143	103,431
AmerisourceBergen Corporation (a)	4,847	411,122
AMN Healthcare Services, Inc. (a) (b)	4,166	209,133
Express Scripts Holding Company (b)	6,409	417,739
HealthSouth Corporation (a)	8,496	424,375
LHC Group, Inc. (b)	1,570	103,259
MEDNAX, Inc. (a) (b)	8,530	424,709
Premier, Inc. - Class A (a) (b)	14,459	419,600
Quest Diagnostics, Inc.	4,355	428,793
Tivity Health, Inc. (a) (b)	5,612	206,522
U.S. Physical Therapy, Inc.	1,406	102,708
		3,251,391
Pharmaceuticals — 3.0%
Innoviva, Inc. (a) (b)	15,305	200,802
Lannett Company, Inc. (b)	7,746	204,882
Phibro Animal Health Corporation - Class A	5,788	200,843
Prestige Brands Holdings, Inc. (b)	4,589	207,423
Sucampo Pharmaceuticals, Inc. - Class A (b)	17,347	220,307

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Health Care — 21.1% (Continued)
Pharmaceuticals — 3.0% (Continued)
Supernus Pharmaceuticals, Inc. (a) (b)	5,245	$198,261
		1,232,518
Industrials — 8.3%
Aerospace & Defense — 1.5%
Engility Holdings, Inc. (a) (b)	1,405	41,012
General Dynamics Corporation	670	138,797
National Presto Industries, Inc. (a)	368	38,162
Northrop Grumman Corporation	448	137,715
TransDigm Group, Inc.	388	110,111
United Technologies Corporation (a)	1,152	139,910
		605,707
Air Freight & Logistics — 0.3%
Expeditors International of Washington, Inc.	1,730	112,069
Forward Air Corporation	350	19,915
		131,984
Building Products — 0.9%
American Woodmark Corporation (b)	420	41,832
Gibraltar Industries, Inc. (b)	1,248	41,059
Johnson Controls International plc	3,653	137,499
Masco Corporation (a)	2,605	111,781
Ply Gem Holdings, Inc. (a) (b)	2,296	40,869
		373,040
Commercial Services & Supplies — 1.2%
ACCO Brands Corporation (b)	3,059	40,226
Brady Corporation - Class A (a)	1,030	40,273
Deluxe Corporation	1,538	109,352
Ennis, Inc.	1,968	41,623
Herman Miller, Inc. (a)	1,153	41,220
HNI Corporation	1,174	41,090
Kimball International, Inc. - Class B	2,186	40,528
Knoll, Inc. (a)	1,902	41,407
McGrath RentCorp	840	40,152
SP Plus Corporation (a) (b)	1,037	40,650
Steelcase, Inc. - Class A (a)	2,724	41,405
		517,926
Electrical Equipment — 1.0%
Acuity Brands, Inc.	652	111,766
Atkore International Group, Inc. (b)	1,978	42,092
Emerson Electric Company	2,161	140,076

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Industrials — 8.3% (Continued)
Electrical Equipment — 1.0% (Continued)
EnerSys	593	$40,970
Hubbell, Inc.	450	56,606
TPI Composites, Inc. (b)	2,148	40,683
		432,193
Industrial Conglomerates — 0.3%
Honeywell International, Inc. (a)	893	139,272

Machinery — 0.6%
Blue Bird Corporation (b)	2,104	41,028
Global Brass & Copper Holdings, Inc. (a)	1,200	41,520
Greenbrier Companies, Inc. (The) (a)	838	41,900
Hillenbrand, Inc. (a)	900	40,995
Wabash National Corporation (a)	2,082	41,952
Welbilt, Inc. (b)	1,822	40,886
		248,281
Professional Services — 1.8%
Dun & Bradstreet Corporation (The) (a)	891	109,691
Heidrick & Struggles International, Inc.	1,639	40,975
ICF International, Inc. (b)	741	40,051
Kforce, Inc.	1,571	40,846
Korn/Ferry International	931	40,815
ManpowerGroup, Inc.	440	56,716
Navigant Consulting, Inc. (a) (b)	2,107	40,433
Nielsen Holdings plc	2,934	107,736
Resources Connection, Inc.	2,512	40,318
Robert Half International, Inc. (a)	1,926	109,859
RPX Corporation (a)	3,066	40,441
TriNet Group, Inc. (a) (b)	1,628	72,869
		740,750
Trading Companies & Distributors — 0.7%
Grainger (W.W.), Inc. (a)	252	55,770
HD Supply Holdings, Inc. (a) (b)	3,001	110,977
United Rentals, Inc. (a) (b)	686	109,403
		276,150
Information Technology — 12.8%
Communications Equipment — 3.0%
Applied Optoelectronics, Inc. (b)	2,343	102,295
Cisco Systems, Inc. (a)	5,701	212,647
F5 Networks, Inc. (a) (b)	1,126	151,109

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Information Technology — 12.8% (Continued)
Communications Equipment — 3.0% (Continued)
Finisar Corporation (b)	4,947	$98,990
InterDigital, Inc. (a)	1,345	102,355
Juniper Networks, Inc.	5,186	143,963
Motorola Solutions, Inc.	1,549	145,776
Oclaro, Inc. (a) (b)	14,224	101,275
Plantronics, Inc. (a)	1,945	101,763
Ubiquiti Networks, Inc. (a) (b)	1,025	68,501
		1,228,674
Electronic Equipment, Instruments & Components — 1.0%
AVX Corporation	2,931	53,168
CTS Corporation (a)	1,743	47,497
ePlus, Inc. (b)	1,247	101,256
Methode Electronics, Inc. (a)	2,157	101,595
PC Connection, Inc. (a)	3,720	101,965
		405,481
Internet Software & Services — 1.4%
Blucora, Inc. (a) (b)	2,635	54,149
Cars.com, Inc. (a) (b)	2,172	52,649
eBay, Inc. (b)	2,990	103,663
j2 Global, Inc.	1,011	76,290
NIC, Inc. (a)	3,258	54,083
Stamps.com, Inc. (b)	379	63,824
VeriSign, Inc. (b)	671	77,232
Web.com Group, Inc. (a) (b)	2,320	53,360
XO Group, Inc. (b)	2,754	53,235
		588,485
IT Services — 3.7%
Booz Allen Hamilton Holding Corporation (a)	2,055	79,508
CACI International, Inc. - Class A (b)	605	79,830
Cass Information Systems, Inc.	791	53,875
Cognizant Technology Solutions Corporation - Class A (a)	1,466	105,962
Convergys Corporation	2,190	54,049
CSG Systems International, Inc.	1,169	53,645
CSRA, Inc.	2,721	78,718
DST Systems, Inc.	1,276	79,852
Euronet Worldwide, Inc. (b)	858	78,378
Hackett Group, Inc. (The)	3,294	53,791
International Business Machines Corporation	695	107,009
Leidos Holdings, Inc.	1,253	79,653

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Information Technology — 12.8% (Continued)
IT Services — 3.7% (Continued)
ManTech International Corporation - Class A (a)	1,071	$54,600
MAXIMUS, Inc. (a)	1,145	79,097
Paychex, Inc. (a)	1,606	108,100
Presidio, Inc. (b)	3,416	52,743
Science Applications International Corporation (a)	910	67,522
Sykes Enterprises, Inc. (b)	1,689	53,744
Syntel, Inc. (a) (b)	2,101	53,807
Visa, Inc. - Class A	954	107,411
Western Union Company (The)	3,966	78,091
		1,559,385
Semiconductors & Semiconductor Equipment — 0.2%
Acacia Communications, Inc. (a) (b)	2,598	100,491

Software — 1.3%
ACI Worldwide, Inc. (b)	2,307	52,784
CA, Inc. (a)	2,374	78,508
Citrix Systems, Inc. (b)	896	78,517
Ebix, Inc. (a)	693	53,569
Manhattan Associates, Inc. (a) (b)	1,215	53,885
MicroStrategy, Inc. - Class A (b)	391	53,473
Oracle Corporation (a)	2,173	106,608
Progress Software Corporation	1,283	53,039
		530,383
Technology Hardware, Storage & Peripherals — 2.2%
HP, Inc. (a)	9,956	213,556
NCR Corporation (b)	4,664	145,937
NetApp, Inc.	1,332	75,272
Seagate Technology plc	3,736	144,060
Western Digital Corporation	2,557	201,645
Xerox Corporation	5,005	148,448
		928,918
Materials — 7.9%
Chemicals — 2.3%
Eastman Chemical Company	2,375	219,379
Kronos Worldwide, Inc.	7,590	211,837
PolyOne Corporation	2,106	97,318
Trinseo S.A.	2,943	217,193
Valvoline, Inc. (a)	8,956	220,855
		966,582

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 98.9% (Continued)	Shares	Value
Materials — 7.9% (Continued)
Containers & Packaging — 2.1%
Crown Holdings, Inc. (a) (b)	3,661	$218,671
Greif, Inc. - Class A (a)	7,567	412,931
Sealed Air Corporation (a)	4,593	220,694
		852,296
Paper & Forest Products — 3.5%
Boise Cascade Company (a)	10,609	408,447
Louisiana-Pacific Corporation (b)	7,927	218,865
Neenah Paper, Inc. (a)	4,575	409,005
Schweitzer-Mauduit International, Inc. (a)	9,161	414,718
		1,451,035

Total Common Stocks (Cost $36,621,399)		$41,164,811

MONEY MARKET FUNDS — 1.4%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.97% (c) (Cost $581,178)	581,178	$581,178

Total Investments at Value — 100.3% (Cost $37,202,577)		$41,745,989

Liabilities in Excess of Other Assets — (0.3%)		(124,771)

Net Assets — 100.0%		$41,621,218

(a)	All or a portion of the shares have been pledged as collateral for the bank line of credit (Note 5).
(b)	Non-income producing security.
(c)	The rate shown is the 7-day effective yield as of November 30, 2017.
See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS November 30, 2017 (Unaudited)
COMMON STOCKS — 131.5%	Shares	Value
Consumer Discretionary — 28.1%
Auto Components — 3.1%
Cooper Tire & Rubber Company (a)	1,629	$59,866
Cooper-Standard Holdings, Inc. (a) (b)	524	66,061
Dorman Products, Inc. (b)	866	59,156
Gentex Corporation (a)	4,819	98,693
Lear Corporation (a)	556	100,575
Motorcar Parts of America, Inc. (a) (b)	2,033	52,980
		437,331
Diversified Consumer Services — 1.4%
H&R Block, Inc. (a)	3,708	97,075
ServiceMaster Global Holdings, Inc. (a) (b)	2,020	98,738
		195,813
Hotels, Restaurants & Leisure — 3.4%
Bojangles', Inc. (a) (b)	4,711	63,363
Hilton Grand Vacations, Inc. (a) (b)	2,428	97,047
Hilton Worldwide Holdings, Inc. (a)	2,054	159,308
Yum! Brands, Inc. (a)	1,888	157,592
		477,310
Household Durables — 2.7%
La-Z-Boy, Inc. (a)	2,214	72,840
Newell Brands, Inc. (a)	3,405	105,453
NVR, Inc. (a) (b)	32	111,200
Tupperware Brands Corporation (a)	1,558	98,341
		387,834
Internet & Direct Marketing Retail — 0.5%
PetMed Express, Inc.	1,685	66,305

Leisure Equipment & Products — 0.4%
American Outdoor Brands Corporation (a) (b)	4,238	59,459

Leisure Products — 1.9%
Brunswick Corporation (a)	1,662	91,992
Malibu Boats, Inc. - Class A (a) (b)	1,883	58,862
Nautilus, Inc. (a) (b)	3,567	46,728
Sturm, Ruger & Company, Inc. (a)	1,199	65,645
		263,227
Media — 2.0%
AMC Networks, Inc. - Class A (a) (b)	1,764	90,917
Discovery Communications, Inc. - Series A (a) (b)	4,862	92,475

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Consumer Discretionary — 28.1% (Continued)
Media — 2.0% (Continued)
Interpublic Group of Companies, Inc. (The) (a)	4,703	$93,025
		276,417
Multi-Line Retail — 3.8%
Big Lots, Inc. (a)	1,157	68,379
Dollar General Corporation (a)	1,759	154,933
Dollar Tree, Inc. (a) (b)	1,588	163,183
Target Corporation (a)	2,413	144,538
		531,033
Specialty Retail — 5.2%
Aaron's, Inc.	1,418	53,487
American Eagle Outfitters, Inc. (a)	4,581	73,662
Buckle, Inc. (The) (a)	3,899	86,753
Chico's FAS, Inc. (a)	7,998	70,542
Children's Place, Inc. (The) (a)	575	76,417
DSW, Inc. - Class A (a)	3,111	66,358
GameStop Corporation - Class A (a)	3,064	57,450
Office Depot, Inc. (a)	16,025	52,402
Sally Beauty Holdings, Inc. (a) (b)	3,393	57,851
Urban Outfitters, Inc. (a) (b)	2,682	83,464
Winmark Corporation (a)	453	60,204
		738,590
Textiles, Apparel & Luxury Goods — 3.7%
Carter's, Inc. (a)	1,037	112,328
Ralph Lauren Corporation (a)	1,131	107,614
Skechers U.S.A., Inc. - Class A (a) (b)	3,930	137,943
Steven Madden Ltd. (a) (b)	1,465	62,629
Tapestry, Inc. (a) (b)	2,449	102,099
		522,613
Consumer Staples — 29.3%
Beverages — 1.0%
Brown-Forman Corporation - Class B (a)	4	239
Dr Pepper Snapple Group, Inc. (a)	1,628	146,830
		147,069
Food & Staples Retailing — 0.1%
Smart & Final Stores, Inc. (a) (b)	881	8,061

Food Products — 15.1%
B&G Foods, Inc. (a)	6,412	248,144
Campbell Soup Company (a)	4,475	220,618

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Consumer Staples — 29.3% (Continued)
Food Products — 15.1% (Continued)
General Mills, Inc. (a)	2,814	$159,160
Hormel Foods Corporation (a)	4,543	165,592
Hostess Brands, Inc. (a) (b)	15,191	213,585
J.M. Smucker Company (The) (a)	1,938	226,106
Kellogg Company (a)	69	4,565
Lancaster Colony Corporation (a)	1,686	224,710
Pilgrim's Pride Corporation (a) (b)	7,055	258,707
Sanderson Farms, Inc. (a)	1,387	235,360
Tyson Foods, Inc. - Class A (a)	2,046	168,284
		2,124,831
Household Products — 2.5%
Clorox Company (The) (a)	1,110	154,612
Energizer Holdings, Inc. (a)	4,337	199,198
		353,810
Personal Products — 7.9%
Herbalife Ltd. (a) (b)	2,655	186,222
Inter Parfums, Inc. (a)	5,318	235,587
Medifast, Inc. (a)	3,326	227,931
Nu Skin Enterprises, Inc. - Class A (a)	3,232	219,485
USANA Health Sciences, Inc. (a) (b)	3,373	241,844
		1,111,069
Tobacco — 2.7%
Altria Group, Inc. (a)	2,222	150,718
Vector Group Ltd. (a)	9,862	221,797
		372,515
Energy — 7.4%
Oil, Gas & Consumable Fuels — 7.4%
Alliance Holdings GP, L.P. (a)	2,873	71,021
Alliance Resource Partners, L.P. (a)	3,884	70,883
Andeavor Logistics, L.P. (a)	1,885	84,373
Antero Midstream GP, L.P. (a)	4,632	82,218
Cheniere Energy Partners L.P. Holdings, LLC (a)	3,752	104,531
Contura Energy, Inc. (a)	1,330	79,135
EQT Midstream Partners, L.P. (a)	1,228	84,265
Green Plains Partners, L.P. (a)	4,704	88,906
Marathon Oil Corporation (a)	209	3,101
NuStar Energy, L.P. (a)	2,425	70,470
NuStar GP Holdings, LLC (a)	4,011	58,360
Par Pacific Holdings, Inc. (b)	843	17,501

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Energy — 7.4% (Continued)
Oil, Gas & Consumable Fuels — 7.4% (Continued)
Phillips 66 (a)	57	$5,561
REX American Resources Corporation (a) (b)	1,509	138,134
Valero Energy Partners, L.P. (a)	2,143	89,063
		1,047,522
Financials — 0.0%
Insurance — 0.0%
Gerova Financial Group Ltd. (a) (b) (c)	2	0

Health Care — 28.2%
Health Care Equipment & Supplies — 14.3%
Abaxis, Inc. (a)	1,730	84,320
Align Technology, Inc. (a) (b)	68	17,740
Anika Therapeutics, Inc. (a) (b)	1,334	73,530
Edwards Lifesciences Corporation (a) (b)	1,574	184,473
Globus Medical, Inc. - Class A (a) (b)	2,754	104,680
Hologic, Inc. (a) (b)	4,922	205,346
Integer Holdings Corporation (a) (b)	1,479	71,658
Lantheus Holdings, Inc. (a) (b)	4,263	95,491
LeMaitre Vascular, Inc. (a)	2,140	70,470
Masimo Corporation (a) (b)	2,107	187,186
Meridian Bioscience, Inc. (a)	5,401	81,285
ResMed, Inc. (a)	2,328	198,811
Stryker Corporation (a)	1,188	185,328
Varex Imaging Corporation (a) (b)	2,418	89,635
Varian Medical Systems, Inc. (a) (b)	1,768	197,574
Zimmer Biomet Holdings, Inc. (a)	1,448	169,561
		2,017,088
Health Care Providers & Services — 10.5%
AmerisourceBergen Corporation (a)	2,147	182,108
AMN Healthcare Services, Inc. (a) (b)	1,895	95,129
Express Scripts Holding Company (a) (b)	3,007	195,996
HealthSouth Corporation (a)	3,962	197,902
Laboratory Corporation of America Holdings (a) (b)	23	3,640
LHC Group, Inc. (a) (b)	1,206	79,319
MEDNAX, Inc. (a) (b)	4,232	210,711
Premier, Inc. - Class A (a) (b)	5,258	152,587
Quest Diagnostics, Inc. (a)	1,963	193,277
Tivity Health, Inc. (a) (b)	1,961	72,165
U.S. Physical Therapy, Inc. (a)	1,273	92,993
		1,475,827

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Health Care — 28.2% (Continued)
Pharmaceuticals — 3.4%
Corcept Therapeutics, Inc. (a) (b)	4,292	$76,999
Innoviva, Inc. (a) (b)	5,788	75,939
Phibro Animal Health Corporation - Class A (a)	2,166	75,160
Prestige Brands Holdings, Inc. (a) (b)	1,672	75,574
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	7,722	98,069
Supernus Pharmaceuticals, Inc. (a) (b)	1,932	73,030
		474,771
Industrials — 11.1%
Aerospace & Defense — 2.0%
BWX Technologies, Inc. (a)	41	2,560
Engility Holdings, Inc. (a) (b)	522	15,237
General Dynamics Corporation (a)	277	57,383
National Presto Industries, Inc. (a)	166	17,214
Northrop Grumman Corporation (a)	199	61,173
TransDigm Group, Inc. (a)	176	49,947
Triumph Group, Inc.	560	17,304
United Technologies Corporation (a)	499	60,604
		281,422
Air Freight & Logistics — 0.4%
Expeditors International of Washington, Inc. (a)	775	50,205

Building Products — 1.1%
American Woodmark Corporation (a) (b)	187	18,625
Gibraltar Industries, Inc. (b)	562	18,490
Insteel Industries, Inc. (a)	693	19,092
Masco Corporation (a)	1,206	51,749
PGT Innovations, Inc. (a) (b)	1,234	20,176
Ply Gem Holdings, Inc. (a) (b)	1,076	19,153
		147,285
Commercial Services & Supplies — 1.6%
ACCO Brands Corporation (b)	1,418	18,647
Brady Corporation - Class A (a)	470	18,377
Deluxe Corporation (a)	641	45,575
Ennis, Inc.	901	19,056
Herman Miller, Inc. (a)	500	17,875
HNI Corporation	429	15,015
Kimball International, Inc. - Class B (a)	892	16,537
Knoll, Inc. (a)	909	19,789
McGrath RentCorp	390	18,642

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Industrials — 11.1% (Continued)
Commercial Services & Supplies — 1.6% (Continued)
SP Plus Corporation (a) (b)	440	$17,248
Steelcase, Inc. - Class A (a)	1,169	17,769
		224,530
Electrical Equipment — 1.5%
Acuity Brands, Inc.	283	48,512
AMETEK, Inc. (a)	878	63,822
Atkore International Group, Inc. (a) (b)	940	20,003
Emerson Electric Company (a)	925	59,958
EnerSys	264	18,240
		210,535
Industrial Conglomerates — 0.8%
Carlisle Companies, Inc. (a)	472	54,266
Honeywell International, Inc. (a)	414	64,567
		118,833
Machinery — 0.6%
Blue Bird Corporation (b)	861	16,790
Global Brass & Copper Holdings, Inc. (a)	525	18,165
Greenbrier Companies, Inc. (The) (a)	363	18,150
Hillenbrand, Inc. (a)	462	21,044
Wabash National Corporation (a)	812	16,362
		90,511
Professional Services — 1.7%
Dun & Bradstreet Corporation (The) (a)	395	48,629
Insperity, Inc. (a)	26	3,065
Kforce, Inc. (a)	921	23,946
Korn/Ferry International	456	19,991
Navigant Consulting, Inc. (a) (b)	1,063	20,399
Robert Half International, Inc. (a)	956	54,530
RPX Corporation (a)	1,343	17,714
TriNet Group, Inc. (a) (b)	532	23,812
TrueBlue, Inc. (b)	759	21,594
		233,680
Road & Rail — 0.3%
AMERCO	128	47,446

Trading Companies & Distributors — 1.1%
Grainger (W.W.), Inc. (a)	264	58,426
HD Supply Holdings, Inc. (a) (b)	1,316	48,666
United Rentals, Inc. (a) (b)	327	52,150
		159,242

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Information Technology — 16.9%
Communications Equipment — 3.9%
Applied Optoelectronics, Inc. (b)	735	$32,090
Cisco Systems, Inc. (a)	2,751	102,612
F5 Networks, Inc. (a) (b)	540	72,468
InterDigital, Inc. (a)	589	44,823
Juniper Networks, Inc. (a)	2,484	68,956
Motorola Solutions, Inc. (a)	696	65,501
Oclaro, Inc. (a) (b)	5,077	36,148
Plantronics, Inc. (a)	979	51,221
Ubiquiti Networks, Inc. (a) (b)	1,102	73,647
		547,466
Electronic Equipment, Instruments & Components — 1.5%
CTS Corporation (a)	1,713	46,679
Insight Enterprises, Inc. (b)	980	38,220
Methode Electronics, Inc. (a)	985	46,394
PC Connection, Inc. (a)	1,515	41,526
Vishay Intertechnology, Inc.	2,095	45,880
		218,699
Internet Software & Services — 1.5%
Blucora, Inc. (a) (b)	911	18,721
Cars.com, Inc. (a) (b)	839	20,337
eBay, Inc. (a) (b)	1,202	41,673
j2 Global, Inc.	399	30,109
NIC, Inc. (a)	1,334	22,144
Shutterstock, Inc. (b)	679	28,851
VeriSign, Inc. (a) (b)	289	33,264
Web.com Group, Inc. (b)	925	21,275
		216,374
IT Services — 4.8%
Amdocs Ltd.	475	31,013
Booz Allen Hamilton Holding Corporation (a)	817	31,610
Cass Information Systems, Inc.	348	23,702
Cognizant Technology Solutions Corporation - Class A (a)	621	44,886
Convergys Corporation (a)	891	21,990
CSG Systems International, Inc. (a)	564	25,882
CSRA, Inc.	1,007	29,133
DST Systems, Inc.	556	34,794
Forrester Research, Inc. (a)	523	24,293
Hackett Group, Inc. (The)	1,479	24,152

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Information Technology — 16.9% (Continued)
IT Services — 4.8% (Continued)
International Business Machines Corporation (a)	312	$48,039
Leidos Holdings, Inc.	502	31,912
ManTech International Corporation - Class A (a)	500	25,490
MAXIMUS, Inc. (a)	479	33,089
Paychex, Inc. (a)	721	48,531
Sabre Corporation	1,739	34,623
Science Applications International Corporation (a)	333	24,709
Sykes Enterprises, Inc. (a) (b)	772	24,565
Syntel, Inc. (a) (b)	1,168	29,912
Visa, Inc. - Class A (a)	425	47,851
Western Union Company (The)	1,588	31,268
		671,444
Semiconductors & Semiconductor Equipment — 0.3%
Acacia Communications, Inc. (a) (b)	947	36,630

Software — 2.1%
ACI Worldwide, Inc. (b)	957	21,896
Aspen Technology, Inc. (b)	482	32,255
CA, Inc. (a)	925	30,590
Citrix Systems, Inc. (a) (b)	384	33,650
CommerceHub, Inc. - Series A (b)	995	22,746
Ebix, Inc. (a)	350	27,055
Manhattan Associates, Inc. (a) (b)	692	30,690
MicroStrategy, Inc. - Class A (a) (b)	174	23,796
Oracle Corporation (a)	951	46,656
Progress Software Corporation	565	23,357
		292,691
Technology Hardware, Storage & Peripherals — 2.8%
Hewlett Packard Enterprise Company (a)	6,240	87,048
HP, Inc. (a)	4,521	96,975
NetApp, Inc. (a)	1,454	82,166
Seagate Technology plc (a)	1,868	72,030
Xerox Corporation (a)	1,916	56,829
		395,048
Materials — 10.5%
Chemicals — 3.1%
Eastman Chemical Company (a)	1,138	105,117
Ferro Corporation (a) (b)	179	4,538

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 131.5% (Continued)	Shares	Value
Materials — 10.5% (Continued)
Chemicals — 3.1% (Continued)
Koppers Holdings, Inc. (a) (b)	196	$9,780
NewMarket Corporation (a)	233	93,321
PolyOne Corporation (a)	2,453	113,353
Valvoline, Inc. (a)	4,180	103,079
		429,188
Containers & Packaging — 2.4%
Crown Holdings, Inc. (a) (b)	1,642	98,077
Greif, Inc. - Class A (a)	2,453	133,860
Sealed Air Corporation (a)	2,279	109,506
		341,443
Metals & Mining — 0.0% (d)
Reliance Steel & Aluminum Company (a)	7	550

Paper & Forest Products — 5.0%
Boise Cascade Company (a)	4,008	154,308
Domtar Corporation (a)	3,239	156,185
Louisiana-Pacific Corporation (a) (b)	3,553	98,098
Neenah Paper, Inc. (a)	1,629	145,633
Schweitzer-Mauduit International, Inc. (a)	3,357	151,971
		706,195

Total Common Stocks (Cost $16,121,765)		$18,507,912

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 10.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.97% (e) (Cost $1,526,764)	1,526,764	$1,526,764

Total Investments at Value — 142.4% (Cost $17,648,529)		$20,034,676

Liabilities in Excess of Other Assets (f) — (42.4%)		(5,964,616)

Net Assets — 100.0%		$14,070,060

(a)	All or a portion of the shares have been pledged as collateral for open short positions and trading purposes.
(b)	Non-income producing security.
(c)
Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2017, representing 0.0% of net assets (Note 2).

(d)	Percentage rounds to less than 0.1%.
(e)	The rate shown is the 7-day effective yield as of November 30, 2017.
(f)	Includes cash held as margin deposits for short positions.
See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT November 30, 2017 (Unaudited)
COMMON STOCKS — 89.4%	Shares	Value
Consumer Discretionary — 19.9%
Auto Components — 0.3%
Fox Factory Holding Corporation	479	$18,681
Modine Manufacturing Company	1,011	23,152
		41,833
Distributors — 0.2%
Core-Mark Holding Company, Inc.	646	21,421
LKQ Corporation	40	1,577
		22,998
Diversified Consumer Services — 0.5%
2U, Inc.	189	12,115
Matthews International Corporation - Class A	99	5,609
Regis Corporation	1,436	22,904
Sotheby's	423	21,797
		62,425
Hotels, Restaurants & Leisure — 8.3%
Aramark	831	35,401
Biglari Holdings, Inc.	62	21,266
BJ's Restaurants, Inc.	692	24,739
Boyd Gaming Corporation	50	1,594
Caesars Entertainment Corporation	118	1,563
Carnival Corporation	1,127	73,976
Cedar Fair, L.P.	556	37,736
Chipotle Mexican Grill, Inc.	113	34,396
Churchill Downs, Inc.	168	39,480
Eldorado Resorts, Inc.	22	673
Extended Stay America, Inc.	1,707	29,821
Fiesta Restaurant Group, Inc.	1,191	22,510
Golden Entertainment, Inc.	864	29,652
Hyatt Hotels Corporation - Class A	561	40,594
ILG, Inc.	1,198	33,652
International Speedway Corporation - Class A	540	22,275
La Quinta Holdings, Inc.	1,152	20,517
Las Vegas Sands Corporation	1,223	84,742
Lindblad Expeditions Holdings, Inc.	1,979	20,305
Marcus Corporation (The)	765	21,496
Marriott Vacations Worldwide Corporation	280	37,590
MGM Resorts International	2,510	85,641
Monarch Casino & Resort, Inc.	520	24,404
Norwegian Cruise Line Holdings Ltd.	597	32,334

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Consumer Discretionary — 19.9% (Continued)
Hotels, Restaurants & Leisure — 8.3% (Continued)
Playa Hotels & Resorts N.V.	2,014	$21,429
Red Robin Gourmet Burgers, Inc.	335	17,554
Red Rock Resorts, Inc. - Class A	925	28,536
Royal Caribbean Cruises Ltd.	604	74,824
Shake Shack, Inc. - Class A	633	26,016
Six Flags Entertainment Corporation	543	35,523
Speedway Motorsports, Inc.	926	17,872
Texas Roadhouse, Inc.	707	36,106
Vail Resorts, Inc.	161	36,251
Wendy's Company (The)	2,283	33,994
Wingstop, Inc.	625	24,494
Wynn Resorts Ltd.	235	37,149
		1,166,105
Household Durables — 2.9%
Cavco Industries, Inc.	140	21,441
Century Communities, Inc.	22	690
Ethan Allen Interiors, Inc.	719	21,139
GoPro, Inc. - Class A	2,141	18,284
Hamilton Beach Brands Holding Company - Class A	278	7,945
Installed Building Products, Inc.	323	24,887
iRobot Corporation	259	17,773
KB Home	23	721
Lennar Corporation - Class A	618	38,798
Lennar Corporation - Class B	11	564
M/I Homes, Inc.	722	26,144
MDC Holdings, Inc.	590	21,134
Meritage Homes Corporation	437	24,013
Mohawk Industries, Inc.	293	82,805
Taylor Morrison Home Corporation - Class A	933	22,541
Toll Brothers, Inc.	810	40,767
TRI Pointe Group, Inc.	1,439	26,075
Universal Electronics, Inc.	327	17,364
ZAGG, Inc.	30	613
		413,698
Internet & Direct Marketing Retail — 3.3%
Amazon.com, Inc.	75	88,256
Duluth Holdings, Inc. - Class B	1,047	19,882
Expedia, Inc.	514	62,965
Groupon, Inc.	4,606	25,978

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Consumer Discretionary — 19.9% (Continued)
Internet & Direct Marketing Retail — 3.3% (Continued)
Liberty Expedia Holdings, Inc. - Series A	629	$28,355
Liberty TripAdvisor Holdings, Inc. - Series A	1,799	16,820
Liberty Ventures - Series A	607	33,877
Netflix, Inc.	386	72,406
Overstock.com, Inc.	690	32,499
Shutterfly, Inc.	437	19,307
TripAdvisor, Inc.	887	30,708
Wayfair, Inc. - Class A	512	35,835
		466,888
Leisure Products — 0.7%
Callaway Golf Company	1,458	21,156
Mattel, Inc.	2,220	40,515
Polaris Industries, Inc.	333	42,294
		103,965
Media — 1.6%
Cable One, Inc.	46	31,593
Liberty Media Corporation - Liberty Formula One - Series A	933	32,459
Lions Gate Entertainment Corporation - Class A	1,153	37,715
Live Nation Entertainment, Inc.	823	37,348
Madison Square Garden Company (The) - Class A	165	35,747
News Corporation - Class A	2,580	41,693
Pandora Media, Inc.	1,026	5,130
		221,685
Multi-Line Retail — 0.2%
Ollie's Bargain Outlet Holdings, Inc.	471	22,349

Specialty Retail — 1.3%
Abercrombie & Fitch Company - Class A	1,609	27,932
Adient plc	398	31,148
At Home Group, Inc.	969	26,773
Barnes & Noble, Inc.	2,923	20,169
Guess?, Inc.	1,355	22,358
Lithia Motors, Inc. - Class A	184	21,581
Lumber Liquidators Holdings, Inc.	608	17,237
MarineMax, Inc.	32	683
Monro, Inc.	399	20,130
National Vision Holdings, Inc.	21	684
		188,695

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Consumer Discretionary — 19.9% (Continued)
Textiles, Apparel & Luxury Goods — 0.6%
Columbia Sportswear Company	23	$1,617
Crocs, Inc.	2,229	24,363
G-III Apparel Group Ltd.	820	25,256
Unifi, Inc.	574	20,974
UniFirst Corporation	105	17,167
		89,377
Consumer Staples — 19.4%
Beverages — 4.8%
Brown-Forman Corporation - Class B	1,230	73,554
Coca-Cola Bottling Company Consolidated	443	95,560
Coca-Cola Company (The)	1,459	66,778
Constellation Brands, Inc. - Class A	323	70,282
MGP Ingredients, Inc.	1,600	118,960
Molson Coors Brewing Company - Class B	801	62,558
Monster Beverage Corporation	1,204	75,455
National Beverage Corporation	952	103,882
		667,029
Food & Staples Retailing — 0.3%
Diplomat Pharmacy, Inc.	1,914	34,261
Smart & Final Stores, Inc.	881	8,061
		42,322
Food Products — 12.3%
Archer-Daniels-Midland Company	1,549	61,774
Bunge Ltd.	1,485	99,361
Calavo Growers, Inc.	1,418	108,335
Darling Ingredients, Inc.	5,945	106,713
Farmer Brothers Company	3,069	104,960
Flowers Foods, Inc.	5,384	107,572
Fresh Del Monte Produce, Inc.	2,188	106,556
Freshpet, Inc.	6,209	117,971
Hain Celestial Group, Inc. (The)	2,399	98,599
Hershey Company (The)	610	67,667
J & J Snack Foods Corporation	759	114,692
John B. Sanfilippo & Son, Inc.	1,497	90,449
Kellogg Company	69	4,565
Lamb Weston Holdings, Inc.	2,023	109,991
McCormick & Company, Inc.	1,013	103,508
Mondelez International, Inc. - Class A	1,606	68,962
Seaboard Corporation	22	95,151

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Consumer Staples — 19.4% (Continued)
Food Products — 12.3% (Continued)
Snyder's-Lance, Inc.	2,578	$99,717
TreeHouse Foods, Inc.	1,467	67,511
		1,734,054
Household Products — 0.7%
Central Garden & Pet Company	2,581	102,285

Personal Products — 1.3%
Coty, Inc. - Class A	6,011	103,569
Estèe Lauder Companies, Inc. (The) - Class A	613	76,521
		180,090
Energy — 5.2%
Oil, Gas & Consumable Fuels — 5.2%
CNX Resources Corporation	1,832	25,556
CONSOL Energy, Inc.	229	5,038
Crestwood Equity Partners, L.P.	1,138	27,255
CrossAmerica Partners, L.P.	1,071	25,768
CVR Energy, Inc.	1,351	44,110
DCP Midstream, L.P.	822	28,885
Delek US Holdings, Inc.	1,424	47,305
Enable Midstream Partners, L.P.	1,890	28,312
EnLink Midstream Partners, L.P.	1,925	30,781
EnLink Midstream, LLC	1,677	28,006
Enviva Partners, L.P.	910	25,343
Genesis Energy, L.P.	1,142	24,519
Hess Midstream Partners, L.P.	1,296	27,398
Holly Energy Partners, L.P.	815	26,985
International Seaways, Inc.	1,383	23,497
Marathon Oil Corporation	209	3,102
MPLX, L.P.	853	30,589
PBF Energy, Inc. - Class A	1,209	39,135
Phillips 66	57	5,561
Plains GP Holdings, L.P. - Class A	1,376	28,332
Rice Midstream Partners, L.P.	1,298	27,037
SemGroup Corporation - Class A	965	23,160
Shell Midstream Partners, L.P.	1,054	28,511
Spectra Energy Partners, L.P.	660	27,007
Summit Midstream Partners, L.P.	1,297	24,578
Tallgrass Energy GP, L.P.	1,060	23,956
Targa Resources Corporation	621	26,951

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Energy — 5.2% (Continued)
Oil, Gas & Consumable Fuels — 5.2% (Continued)
TransMontaigne Partners, L.P.	647	$25,330
		732,007
Health Care — 18.7%
Health Care Equipment & Supplies — 9.3%
Align Technology, Inc.	535	139,571
Analogic Corporation	337	27,903
Antares Pharma, Inc.	7,216	13,350
AtriCure, Inc.	1,245	23,032
AxoGen, Inc.	1,492	39,836
Becton, Dickinson and Company	458	104,520
Boston Scientific Corporation	3,095	81,337
Cardiovascular Systems, Inc.	983	24,634
Cutera, Inc.	654	26,847
DENTSPLY SIRONA, Inc.	1,234	82,690
DexCom, Inc.	1,536	89,748
Entellus Medical, Inc.	1,454	24,762
GenMark Diagnostics, Inc.	3,121	13,888
Glaukos Corporation	849	22,728
ICU Medical, Inc.	382	81,519
Insulet Corporation	1,181	84,713
Integra LifeSciences Holdings Corporation	1,448	70,402
Invacare Corporation	1,934	33,942
iRhythm Technologies, Inc.	540	29,970
K2M Group Holdings, Inc.	1,492	29,333
Merit Medical Systems, Inc.	642	27,895
Nevro Corporation	300	22,446
Penumbra, Inc.	779	82,029
STAAR Surgical Company	2,086	36,192
Tactile Systems Technology, Inc.	879	26,220
West Pharmaceutical Services, Inc.	760	75,947
		1,315,454
Health Care Providers & Services — 6.5%
Acadia Healthcare Company, Inc.	2,882	91,734
AmerisourceBergen Corporation	4	339
BioTelemetry, Inc.	235	6,815
Ensign Group, Inc. (The)	1,709	41,477
Henry Schein, Inc.	1,555	111,105
Laboratory Corporation of America Holdings	828	131,048
McKesson Corporation	799	118,044

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Health Care — 18.7% (Continued)
Health Care Providers & Services — 6.5% (Continued)
National HealthCare Corporation	596	$39,545
Patterson Companies, Inc.	3,372	123,247
PetIQ, Inc.	1,541	34,179
Providence Service Corporation (The)	685	41,470
Teladoc, Inc.	1,124	41,700
Universal Health Services, Inc. - Class B	1,185	128,395
		909,098
Pharmaceuticals — 2.9%
Abbott Laboratories	1,668	94,025
Aclaris Therapeutics, Inc.	1,137	26,958
Aerie Pharmaceuticals, Inc.	477	30,647
Assembly Biosciences, Inc.	881	43,971
Dermira, Inc.	1,026	26,266
Intra-Cellular Therapies, Inc.	1,894	29,357
Kala Pharmaceuticals, Inc.	1,367	26,178
Medicines Company (The)	865	25,085
Paratek Pharmaceuticals, Inc.	1,238	23,337
Revance Therapeutics, Inc.	1,132	31,413
Sienna Biopharmaceuticals, Inc.	1,320	26,611
Zogenix, Inc.	768	29,837
		413,685
Industrials — 7.4%
Aerospace & Defense — 1.6%
AAR Corporation	161	6,694
Aerojet Rocketdyne Holdings, Inc.	175	5,511
AeroVironment, Inc.	115	5,242
Arconic, Inc.	594	14,618
Axon Enterprise, Inc.	255	6,344
Boeing Company (The)	118	32,662
BWX Technologies, Inc.	317	19,797
Cubic Corporation	118	7,310
Hexcel Corporation	274	16,988
KLX, Inc.	117	6,565
Kratos Defense & Security Solutions, Inc.	465	4,850
Lockheed Martin Corporation	96	30,636
Moog, Inc. - Class A	183	15,392
Spirit AeroSystems Holdings, Inc. - Class A	205	17,271
Teledyne Technologies, Inc.	99	18,438
Textron, Inc.	304	16,936
		225,254

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Industrials — 7.4% (Continued)
Air Freight & Logistics — 0.4%
Air Transport Services Group, Inc.	255	$6,184
Echo Global Logistics, Inc.	314	8,478
United Parcel Service, Inc. - Class B	259	31,455
XPO Logistics, Inc.	239	18,888
		65,005
Building Products — 0.2%
Advanced Drainage Systems, Inc.	317	7,513
JELD-WEN Holdings, Inc.	450	17,599
Quanex Building Products Corporation	273	5,979
		31,091
Commercial Services & Supplies — 1.5%
ABM Industries, Inc.	144	6,163
Advanced Disposal Services, Inc.	250	5,833
Brink's Company (The)	188	15,200
Casella Waste Systems, Inc. - Class A	340	7,249
Cintas Corporation	204	32,118
Clean Harbors, Inc.	288	15,512
Healthcare Services Group, Inc.	296	15,371
Heritage-Crystal Clean, Inc.	289	5,534
KAR Auction Services, Inc.	341	17,176
Republic Services, Inc.	485	31,496
Rollins, Inc.	341	15,805
US Ecology, Inc.	118	6,071
Waste Management, Inc.	401	32,982
		206,510
Electrical Equipment — 0.5%
Eaton Corporation plc	393	30,568
Franklin Electric Company, Inc.	138	6,389
II-VI, Inc.	366	17,348
Thermon Group Holdings, Inc.	300	6,978
Vicor Corporation	261	5,886
		67,169
Industrial Conglomerates — 0.2%
General Electric Company	1,347	24,637
Raven Industries, Inc.	187	7,143
		31,780
Machinery — 1.1%
Actuant Corporation - Class A	237	6,257
Albany International Corporation - Class A	109	7,052

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Industrials — 7.4% (Continued)
Machinery — 1.1% (Continued)
Altra Industrial Motion Corporation	131	$6,367
Chart Industries, Inc.	144	7,010
CIRCOR International, Inc.	113	5,474
Columbus McKinnon Corporation	165	6,590
EnPro Industries, Inc.	76	6,564
ESCO Technologies, Inc.	103	6,731
Federal Signal Corporation	287	6,170
Gorman-Rupp Company (The)	190	6,257
Harsco Corporation	288	5,198
Hyster-Yale Materials Handling, Inc.	76	6,447
Lindsay Corporation	69	6,474
Manitowoc Company, Inc. (The)	204	8,197
Proto Labs, Inc.	78	7,504
RBC Bearings, Inc.	50	6,672
REV Group, Inc.	221	6,035
SPX Corporation	212	6,761
SPX FLOW, Inc.	154	6,895
Sun Hydraulics Corporation	109	6,612
Tennant Company	91	5,988
Titan International, Inc.	630	7,541
TriMas Corporation	224	5,802
		150,598
Professional Services — 0.1%
Insperity, Inc.	26	3,065
Mistras Group, Inc.	298	6,839
WageWorks, Inc.	97	6,223
		16,127
Road & Rail — 1.1%
ArcBest Corporation	189	7,154
Covenant Transportation Group, Inc. - Class A	216	6,471
Daseke, Inc.	441	5,596
Genesee & Wyoming, Inc. - Class A	226	17,813
Heartland Express, Inc.	262	5,984
J.B. Hunt Transport Services, Inc.	152	16,893
Kansas City Southern	154	17,270
Knight-Swift Transportation Holdings, Inc.	403	17,200
Marten Transport Ltd.	317	6,388
Old Dominion Freight Line, Inc.	149	19,257
Saia, Inc.	104	6,843

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Industrials — 7.4% (Continued)
Road & Rail — 1.1% (Continued)
Schneider National, Inc. - Class B	661	$17,338
Werner Enterprises, Inc.	174	6,647
		150,854
Trading Companies & Distributors — 0.6%
Beacon Roofing Supply, Inc.	313	20,057
DXP Enterprises, Inc.	193	5,365
Fortress Transportation & Infrastructure Investors, LLC	349	6,352
Foundation Building Materials, Inc.	466	7,088
MRC Global, Inc.	343	5,389
NOW, Inc.	473	4,881
Rush Enterprises, Inc. - Class A	134	6,527
SiteOne Landscape Supply, Inc.	99	7,403
Univar, Inc.	561	16,527
		79,589
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corporation	225	15,026

Information Technology — 11.4%
Communications Equipment — 2.1%
ADTRAN, Inc.	629	14,530
Arista Networks, Inc.	106	24,711
ARRIS International plc	722	21,638
CalAmp Corporation	634	14,487
Comtech Telecommunications Corporation	683	14,801
EchoStar Corporation - Class A	367	21,965
Extreme Networks, Inc.	1,253	16,101
Harris Corporation	470	67,915
Infinera Corporation	1,776	12,858
Lumentum Holdings, Inc.	342	18,485
Palo Alto Networks, Inc.	137	19,968
Quantenna Communications, Inc.	906	11,080
ViaSat, Inc.	313	23,237
Viavi Solutions, Inc.	1,604	15,030
		296,806
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corporation - Class A	733	66,402
Cognex Corporation	172	23,834
Control4 Corporation	504	16,753
Corning, Inc.	2,154	69,768

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
Electronic Equipment, Instruments & Components — 3.0% (Continued)
Daktronics, Inc.	1,434	$13,738
Electro Scientific Industries, Inc.	1,035	24,768
FARO Technologies, Inc.	403	21,077
Fitbit, Inc. - Class A	2,286	15,682
Flex Ltd.	1,179	21,304
FLIR Systems, Inc.	478	22,265
Keysight Technologies, Inc.	480	20,880
Mercury Systems, Inc.	119	6,211
National Instruments Corporation	454	19,953
OSI Systems, Inc.	159	13,779
Trimble, Inc.	501	21,037
Universal Display Corporation	150	27,150
Zebra Technologies Corporation - Class A	184	20,299
		424,900
Internet Software & Services — 1.8%
Actua Corporation	523	8,107
Apptio, Inc. - Class A	447	9,973
Benefitfocus, Inc.	270	7,317
Carbonite, Inc.	364	8,754
Cornerstone OnDemand, Inc.	208	7,690
Coupa Software, Inc.	234	8,291
Five9, Inc.	325	7,966
GoDaddy, Inc. - Class A	256	12,454
Gogo, Inc.	714	7,861
Hortonworks, Inc.	495	9,410
Instructure, Inc.	243	8,444
Limelight Networks, Inc.	1,898	9,224
LivePerson, Inc.	558	6,194
LogMeIn, Inc.	98	11,662
MINDBODY, Inc. - Class A	296	9,650
MuleSoft, Inc. - Class A	358	8,216
New Relic, Inc.	162	9,117
Nutanix, Inc. - Class A	432	14,170
Okta, Inc.	290	8,471
PayPal Holdings, Inc.	234	17,721
Q2 Holdings, Inc.	194	8,119
Quotient Technology, Inc.	468	5,569
TrueCar, Inc.	537	6,546
Twilio, Inc. - Class A	255	6,798

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
Internet Software & Services — 1.8% (Continued)
Twitter, Inc.	609	$12,533
Yelp, Inc.	259	11,538
Zillow Group, Inc. - Class A	274	11,250
		253,045
IT Services — 0.7%
Conduent, Inc.	697	10,636
DXC Technology Company	176	16,921
Gartner, Inc.	91	11,001
Global Payments, Inc.	161	16,190
Square, Inc. - Class A	344	13,492
VeriFone Systems, Inc.	750	13,005
WEX, Inc.	95	12,228
		93,473
Software — 3.2%
8x8, Inc.	607	8,559
A10 Networks, Inc.	1,083	8,686
Adobe Systems, Inc.	104	18,873
Autodesk, Inc.	135	14,810
Blackbaud, Inc.	124	12,208
Blackline, Inc.	247	9,057
Bottomline Technologies (de), Inc.	250	8,333
Box, Inc. - Class A	430	9,043
Callidus Software, Inc.	327	9,573
Everbridge, Inc.	307	8,135
FireEye, Inc.	651	9,205
Fortinet, Inc.	293	12,324
Glu Mobile, Inc.	1,949	7,621
Guidewire Software, Inc.	142	10,563
HubSpot, Inc.	131	10,604
Imperva, Inc.	189	7,796
NetScout Systems, Inc.	462	14,345
Paycom Software, Inc.	142	11,644
Pegasystems, Inc.	188	9,485
Proofpoint, Inc.	120	10,806
PROS Holdings, Inc.	331	8,305
PTC, Inc.	190	12,099
Rapid7, Inc.	457	8,642
RealPage, Inc.	267	12,108
Red Hat, Inc.	132	16,732

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Information Technology — 11.4% (Continued)
Software — 3.2% (Continued)
salesforce.com, inc.	165	$17,213
ServiceNow, Inc.	131	16,113
Splunk, Inc.	179	14,336
Symantec Corporation	500	14,485
Synchronoss Technologies, Inc.	576	5,783
Tableau Software, Inc. - Class A	145	10,193
Tyler Technologies, Inc.	63	11,524
Ultimate Software Group, Inc. (The)	58	12,240
Upland Software, Inc.	379	8,884
Varonis Systems, Inc.	185	9,305
VMware, Inc. - Class A	141	16,936
Workday, Inc. - Class A	148	15,244
Workiva, Inc.	370	8,047
Zendesk, Inc.	271	9,108
Zynga, Inc. - Class A	3,028	12,415
		451,382
Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corporation	1,164	10,278
Cray, Inc.	761	17,313
Diebold Nixdorf, Inc.	666	12,787
Pure Storage, Inc. - Class A	1,274	23,543
Stratasys Ltd.	656	14,288
		78,209
Materials — 7.3%
Chemicals — 2.9%
Axalta Coating Systems Ltd.	1,329	42,076
Celanese Corporation - Series A	350	37,534
CF Industries Holdings, Inc.	1,053	39,456
Ferro Corporation	179	4,538
FMC Corporation	405	38,232
Koppers Holdings, Inc.	196	9,780
Mosaic Company (The)	1,777	43,163
NL Industries, Inc.	625	9,594
Olin Corporation	1,055	37,600
Sensient Technologies Corporation	475	36,827
Tronox Ltd. - Class A	1,440	32,962
W.R. Grace & Company	516	37,828
Westlake Chemical Corporation	445	43,579
		413,169

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 89.4% (Continued)	Shares	Value
Materials — 7.3% (Continued)
Containers & Packaging — 1.7%
Ball Corporation	888	$35,440
Myers Industries, Inc.	5,604	119,645
Silgan Holdings, Inc.	1,308	37,775
WestRock Company	640	39,943
		232,803
Metals & Mining — 0.0% (a)
Reliance Steel & Aluminum Company	7	550

Paper & Forest Products — 2.7%
Clearwater Paper Corporation	2,727	129,396
KapStone Paper and Packaging Corporation	5,543	123,221
P.H. Glatfelter Company	6,405	133,160
		385,777
Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
RingCentral, Inc. - Class A	261	12,306

Total Common Stocks (Proceeds $12,064,837)		$12,577,465

CLOSED-END FUNDS — 0.1%	Shares	Value
Altaba, Inc. (Proceeds $9,496)	234	$16,394

WARRANTS — 0.0% (a)	Shares	Value
BioTime, Inc. (Proceeds $2)	1	$1

Total Securities Sold Short — 89.5% (Proceeds $12,074,335)		$12,593,860

(a)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF ASSETS AND LIABILITIES November 30, 2017 (Unaudited)
	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
ASSETS
Investments in securities:
At acquisition cost	$37,202,577	$17,648,529
At value (Note 2)	$41,745,989	$20,034,676
Deposits with brokers for securities sold short (Note 2)	—	6,660,201
Receivable for securities sold	7,907,283	—
Receivable for capital shares sold	—	100
Dividends receivable	48,537	24,363
Other assets	18,884	18,952
TOTAL ASSETS	49,720,693	26,738,292

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $— and $12,074,335, respectively)	—	12,593,860
Payable for securities purchased	8,023,642	—
Dividends payable on securities sold short (Note 2)	—	16,379
Distributions payable	2,421	—
Payable for capital shares redeemed	40,288	7,000
Payable to Adviser (Note 4)	20,679	2,810
Payable to administrator (Note 4)	8,110	7,110
Accrued brokerage expense on securities sold short (Note 2)	—	31,907
Other accrued expenses and liabilities	4,335	9,166
TOTAL LIABILITIES	8,099,475	12,668,232

NET ASSETS	$41,621,218	$14,070,060

Net assets consist of:
Paid-in capital	$35,878,769	$15,602,881
Accumulated net investment income (loss)	417,400	(616,219)
Accumulated net realized gains (losses) from investment transactions	781,637	(2,783,224)
Net unrealized appreciation (depreciation) on:
Investments	4,543,412	2,386,147
Short positions	—	(519,525)
Net assets	$41,621,218	$14,070,060

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,518,777	1,373,052

Net asset value, offering price and redemption price per share (Note 2)	$27.40	$10.25

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended November 30, 2017 (Unaudited)
	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
INVESTMENT INCOME
Dividends	$340,776	$248,553

EXPENSES
Investment advisory fees (Note 4)	183,655	153,676
Brokerage expense on securities sold short (Note 2)	—	230,129
Dividend expense on securities sold short (Note 2)	—	126,660
Professional fees	18,882	19,382
Administration fees (Note 4)	18,655	15,000
Accounting services fees (Note 4)	16,871	16,027
Custodian and bank service fees	7,997	20,221
Registration and filing fees	9,273	9,116
Transfer agent fees (Note 4)	6,500	6,250
Compliance service fees (Note 4)	6,000	6,000
Pricing fees	2,952	7,201
Trustees’ fees and expenses (Note 4)	4,971	4,971
Printing of shareholder reports	1,929	2,409
Postage and supplies	1,795	1,884
Insurance expense	1,231	1,231
Other expenses	2,931	2,932
TOTAL EXPENSES	283,642	623,089
Investment advisory fee reductions (Note 4)	(70,305)	(88,036)
NET EXPENSES	213,337	535,053

NET INVESTMENT INCOME (LOSS)	127,439	(286,500)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized gains (losses) from:
Investments	4,545,629	2,112,933
Securities sold short	—	(2,709,269)
Net change in unrealized appreciation (depreciation) on:
Investments	(1,226,967)	104,619
Securities sold short	—	917,841
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	3,318,662	426,124

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,446,101	$139,624

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS
Net investment income	$127,439	$362,228
Net realized gains from investment transactions	4,545,629	362,237
Net change in unrealized appreciation (depreciation) on investments	(1,226,967)	3,167,589
Net increase in net assets resulting from operations	3,446,101	3,892,054

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From investment income	—	(167,099)
From net realized gains	(3,847,984)	(56,937)
Decrease in net assets from distributions to shareholders	(3,847,984)	(224,036)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	5,349,530	900,733
Net asset value of shares issued in reinvestment of distributions	3,845,563	223,340
Payments for shares redeemed	(1,544,686)	(4,941,868)
Net increase (decrease) in net assets from capital share transactions	7,650,407	(3,817,795)

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,248,524	(149,777)

NET ASSETS
Beginning of period	34,372,694	34,522,471
End of period	$41,621,218	$34,372,694

ACCUMULATED NET INVESTMENT INCOME	$417,400	$289,961

CAPITAL SHARE ACTIVITY
Shares sold	188,062	33,363
Shares reinvested	140,349	8,470
Shares redeemed	(55,058)	(189,414)
Net increase (decrease) in shares outstanding	273,353	(147,581)
Shares outstanding, beginning of period	1,245,424	1,393,005
Shares outstanding, end of period	1,518,777	1,245,424

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS
Net investment loss	$(286,500)	$(414,331)
Net realized gains (losses) from:
Investments	2,112,933	4,371,421
Securities sold short	(2,709,269)	(5,868,868)
Net change in unrealized appreciation (depreciation) on:
Investments	104,619	403,160
Securities sold short	917,841	286,613
Net increase (decrease) in net assets resulting from operations	139,624	(1,222,005)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	46,751	4,752,090
Payments for shares redeemed	(14,600,573)	(13,098,045)
Net decrease in net assets from capital share transactions	(14,553,822)	(8,345,955)

TOTAL DECREASE IN NET ASSETS	(14,414,198)	(9,567,960)

NET ASSETS
Beginning of period	28,484,258	38,052,218
End of period	$14,070,060	$28,484,258

ACCUMULATED NET INVESTMENT LOSS	$(616,219)	$(329,719)

CAPITAL SHARE ACTIVITY
Shares sold	4,645	461,767
Shares redeemed	(1,473,588)	(1,287,871)
Net decrease in shares outstanding	(1,468,943)	(826,104)
Shares outstanding, beginning of period	2,841,995	3,668,099
Shares outstanding, end of period	1,373,052	2,841,995

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended Nov. 30, 2017 (Unaudited)		Year Ended May 31, 2017		Year Ended May 31, 2016		Year Ended May 31, 2015	Period Ended May 31, 2014(a)
Net asset value at beginning of period	$27.60		$24.78		$26.58		$26.40	$23.30

Income (loss) from investment operations:
Net investment income	0.04		0.31		0.27	(b)	0.27	0.18
Net realized and unrealized gains (losses) on investments	2.55		2.69		(1.68)		2.25	3.47
Total from investment operations	2.59		3.00		(1.41)		2.52	3.65

Less distributions:
From net investment income	—		(0.13)		(0.19)		(0.20)	(0.06)
From net realized gains from investments	(2.79)		(0.05)		(0.20)		(2.14)	(0.49)
Total distributions	(2.79)		(0.18)		(0.39)		(2.34)	(0.55)

Net asset value at end of period	$27.40		$27.60		$24.78		$26.58	$26.40

Total return (c)	9.38	%(d)	12.14%		(5.29%)		10.10%	15.73	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$41,621		$34,373		$34,522		$31,945	$21,380

Ratio of total expenses to average net assets	1.53	%(e)	1.57%		1.60%		1.79%	1.86	%(e)

Ratio of net expenses to average net assets (f)	1.15	%(e)	1.16	%(g)	1.16	%(g)	1.15%	1.15	%(e)

Ratio of net investment income to average net assets (f)	0.69	%(e)	1.06%		1.08%		1.29%	1.01	%(e)

Portfolio turnover rate	170	%(d)	88%		84%		112%	45	%(d)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014.
(b)	Calculated using average shares outstanding.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after fee reductions and/or expense reimbursements by the Adviser (Note 4).
(g)	Ratio includes borrowing costs of 0.01% and 0.01% for the years ended May 31, 2017 and 2016, respectively (Note 5).
See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended Nov. 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016		Year Ended May 31, 2015		Period Ended May 31, 2014(a)
Net asset value at beginning of period	$10.02		$10.37	$10.63		$10.41		$10.00

Income (loss) from investment operations:
Net investment loss	(0.14	)(b)	(0.15)	(0.07	)(b)	(0.02)		(0.03)
Net realized and unrealized gains (losses) on investments	0.37		(0.20)	(0.19)		0.43		0.44
Total from investment operations	0.23		(0.35)	(0.26)		0.41		0.41

Less distributions:
From net realized gains from investments	—		—	—		(0.19)		—

Net asset value at end of period	$10.25		$10.02	$10.37		$10.63		$10.41

Total return (c)	2.30	%(d)	(3.38%)	(2.45%)		4.01%		4.10	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$14,070		$28,484	$38,052		$9,671		$4,212

Ratio of total expenses to average net assets	6.08	%(f)	4.64%	4.58%		6.16%		8.69	%(f)

Ratio of net expenses to average net assets (e)	5.22	%(f)	4.20%	3.72%		3.70%		3.51	%(f)

Ratio of net expenses to average net assets excluding dividend expense (e)	3.99	%(f)	3.00%	2.54%		2.54%		2.51	%(f)

Ratio of net expenses to average net assets excluding dividend expense, brokerage expense on securities sold short and borrowing costs (e)	1.74	%(f)	1.74%	1.74%		1.74%		1.74	%(f)

Ratio of net investment loss to average net assets (e)	(2.80	%)(f)	(1.20%)	(0.65	%)(g)	(0.05	%)(g)	(0.37	%)(f)(g)

Portfolio turnover rate	90	%(d)	122%	64%		111%		76	%(d)

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014.
(b)	Calculated using average shares outstanding.
(c)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(d)	Not annualized.
(e)	Ratio was determined after fee reductions and/or expense reimbursements by the Adviser (Note 4).
(f)	Annualized.
(g)
The Fund earned interest income on the margin account balance that was associated with securities sold short. The ratio of interest income to average net assets for the periods ended May 31, 2016, 2015 and 2014 is 0.11%, 0.30% and 0.28%(f), respectively.

See accompanying notes to financial statements.

BARROW FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited)

1. Organization

Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations at the close of business on August 30, 2013.

The investment objective of Barrow Value Opportunity Fund is to seek to generate long-term capital appreciation. The investment objective of Barrow Long/Short Opportunity Fund is to seek to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Funds have adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Funds’ significant accounting policies. These policies are in conformity with accounting principles generally accepted in the Unites States of America (“GAAP”). The Funds follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of November 30, 2017:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$41,164,811	$—	$—	$41,164,811
Money Market Funds	581,178	—	—	581,178
Total	$41,745,989	$—	$—	$41,745,989

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities:
Common Stocks	$18,507,912	$0	(a)	$—	$18,507,912
Money Market Funds	1,526,764	—		—	1,526,764
Total	$20,034,676	$0		$—	$20,034,676
Other Financial Instruments:
Common Stocks – Sold Short	$(12,577,465)	$—		$—	$(12,577,465)
Closed-End Funds – Sold Short	(16,394)	—		—	(16,394)
Warrants – Sold Short	(1)	—		—	(1)
Total	$(12,593,860)	$—		$—	$(12,593,860)

(a)	Barrow Long/Short Opportunity Fund holds a Level 2 security which is valued at $0.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of November 30, 2017, the Funds did not have any transfers between Levels. There were no Level 3 securities or derivative instruments held by the Funds as of November 30, 2017. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income/expense – Dividend income and expense are recorded on the ex-dividend date. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of Barrow Value Opportunity Fund during the periods ended November 30, 2017 and May 31, 2017 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
November 30, 2017	$—	$3,847,984	$3,847,984
May 31, 2017	$167,099	$56,937	$224,036

Barrow Long/Short Opportunity Fund did not pay any distributions to shareholders during the periods ended November 30, 2017 and May 31, 2017.

On December 29, 2017, Barrow Value Opportunity Fund paid an ordinary income dividend in the amount of $0.1168 per share to shareholders of record on December 28, 2017.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Short Sales – Barrow Long/Short Opportunity Fund sells securities short. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940, as amended (the “1940 Act”), to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent the Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Barrow Street Advisers LLC (the “Adviser”) to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2017:

	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
Cost of portfolio investments and securities sold short	$37,219,155	$6,577,163
Gross unrealized appreciation	$4,768,497	$3,304,426
Gross unrealized depreciation	(241,663)	(2,440,773)
Net unrealized appreciation	4,526,834	863,653
Capital loss carryforwards	—	(1,102,601)
Accumulated ordinary income (loss)	305,662	(722,253)
Other gains (losses)	912,374	(571,620)
Distributions payable	(2,421)	—
Accumulated earnings (deficit)	$5,742,449	$(1,532,821)

The value of the federal income tax cost of portfolio investments and securities sold short and tax components of accumulated earnings (deficit) may temporarily differ from the financial statement cost of portfolio investments and securities sold short and components of net assets (“book/tax differences”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of income and capital gains on publicly-traded partnerships held by the Funds.

As of May 31, 2017, Barrow Long/Short Opportunity Fund had a short-term capital loss carryforward of $1,102,601 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended May 31, 2014 through May 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $66,109,394 and $62,122,024, respectively, for Barrow Value Opportunity Fund and $24,791,691 and $46,603,635, respectively, for Barrow Long/Short Opportunity Fund.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Barrow Value Opportunity Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets. Barrow Long/Short Opportunity Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.50% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Funds and the Adviser, the Adviser has contractually agreed, until October 1, 2018, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Funds (exclusive of brokerage fees and commissions, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding the following percentages of each Fund’s average daily net assets:

Barrow Value Opportunity Fund	1.15%
Barrow Long/Short Opportunity Fund	1.74%

Accordingly, during the six months ended November 30, 2017, the Adviser reduced its investment advisory fees as follows:

Investment Advisory Fee Reductions
Barrow Value Opportunity Fund	$70,305
Barrow Long/Short Opportunity Fund	$88,036

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Funds to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2017, the Adviser may seek recoupment of investment advisory fee reductions and/or expense reimbursements no later than the dates as stated below:

	May 31, 2018	May 31, 2019	May 31, 2020	November 30, 2020	Total
Barrow Value Opportunity Fund	$90,626	$157,109	$143,227	$70,305	$461,267
Barrow Long/Short Opportunity Fund	$100,693	$193,578	$152,355	$88,036	$534,662

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES
As of November 30, 2017, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Barrow Value Opportunity Fund:
Socatean Partners	44%
Charles Schwab & Company, Inc. (for the benefit of its customers)	38%
Robert F. Greenhill, Jr. (a principal of the Adviser)	13%
Barrow Long/Short Opportunity Fund:
Charles Schwab & Company, Inc. (for the benefit of its customers)	45%
Socatean Partners	37%
Robert F. Greenhill, Jr. (a principal of the Adviser)	10%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

6. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes, or other developments may negatively impact a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

As of November 30, 2017, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	28.1%	(19.9%)	8.2%
Consumer Staples	29.3%	(19.4%)	9.9%
Health Care	28.2%	(18.7%)	9.5%

As shown above, although Barrow Long/Short Opportunity Fund has greater than 25% of its net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s sector exposure to ensure the Fund’s portfolio is adequately diversified.

7. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid by Barrow Value Opportunity Fund on December 29, 2017, as discussed in Note 2.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2017) and held until the end of the period (November 30, 2017).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Net Expense Ratio(a)	Expenses Paid During Period(b)
Barrow Value Opportunity Fund
Based on Actual Fund Return	$1,000.00	$ 1,093.80	1.15%	$ 6.04
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.30	1.15%	$ 5.82
Barrow Long/Short Opportunity Fund
Based on Actual Fund Return	$1,000.00	$ 1,023.00	5.22%	$ 26.57
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 998.80	5.22%	$ 26.26

(a)	Annualized, based on each Fund’s most recent one-half year expenses.
(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

BARROW FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is also available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-767-6633. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND

Semi-Annual Report

November 30, 2017
(Unaudited)

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND LETTER TO SHAREHOLDERS	December 15, 2017

Dear Fellow Shareholders,

Our Semi-Annual Report for the Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) presents data and performance for the six months ended November 30, 2017. All of us at Cincinnati Asset Management, Inc. want to thank you for your investment in the Fund, and we appreciate your confidence in our investment management.

The Fund is invested primarily in investment-grade and high-yield corporate bonds that we consider undervalued. We believe that our proprietary analysis enhances our ability to identify such opportunities and enables us to sell securities when more attractive opportunities present themselves. These investment decisions are made with the important discipline of maintaining portfolio diversification and with the dual objectives of achieving a high level of income while preserving capital. Our objective is to improve quality, increase yield and shorten maturity.

Our disciplined investing strategy resulted in the Fund holding 87 positions in the bonds of 73 different corporations on November 30. The Fund continues to be fully invested, as is its objective. The Fund trailed the Bloomberg Barclays U.S. Corporate Baa Index (the “Benchmark”) for the six month fiscal period ended November 30, with a total return of 1.18% compared to a return of 2.29% for the Benchmark. The Fund achieves its Baa credit quality by diversifying its holdings across the credit spectrum, although it does not purchase securities of companies rated below B3/B-. The lowest rated credits in the high yield universe significantly outperformed the high yield index as a whole, and the Baa credits in the investment grade universe also significantly outperformed A and higher rated bonds. So the Fund, by holding higher rated high yield bonds and higher rated investment grade bonds was adversely impacted as a result. We continue to believe that a broader diversification of credit risk will benefit Fund investors over reasonable time periods.

Interest rates were volatile during the period. On June 1, 2017, the yield on the 10-year Treasury Bond was 2.21%; it subsequently fell to 2.04% during September, rose to 2.46% in October and has continued to trade at the 2.40% level as of the date of this letter. During the same period, the premium yield on A rated corporate bonds versus Treasuries declined from 0.92% to 0.76% and on BBB rated corporate bonds the premium declined from 1.46% to 1.28% (source: Barclays Daily Credit Call). The premium yield on BB and B rated securities declined by 0.35% and 0.30%, respectively. Significantly, the premium yield on CCC rated bonds declined by 0.44%, and since the Fund does not buy CCC rated bonds, the high yield component of the Fund was negatively impacted. Although bond prices decline as rates increase, and the net asset value of the Fund will reflect those changes in interest rates, the compression in the premium yields that corporate bonds experienced versus Treasuries during the year enabled the Fund to experience price appreciation in spite of the increasing Treasury rate. The Federal Reserve Board (the “FED”) increased the Federal Funds Target Rate by ¼% in June and is expected to increase that rate again in December, moves that have been generally anticipated for several months. Typically, changes in the Target Rate don’t significantly influence the 10-year Treasury rate but rather result in rate increases over

1

the shorter portion of the yield curve; that dynamic can be observed in the “flattening” of the yield curve where the difference between yields on the 10-year and 2-year Treasuries declined from 0.92% to 0.63% over the course of the six months. At this time, the timing of additional rate increases is less critical than the questions of “how high” and “how fast.” As of November 30, bonds that the Fund owns were yielding 3.73% to average maturity, around 1.3% more than U.S. Treasury yields. We believe that the Fund’s positions will continue to provide excellent value relative to other investment-grade rated fixed-income alternatives.

During the six months ended November 30, reported gross domestic product (“GDP”) for the calendar second quarter of 2017 was 3.1% (Bureau of Economic Analysis), while revised GDP for the third calendar quarter of 2017 was 3.3%. Current consensus forecast for GDP growth for 2017 is 2.2% (OECD). Unemployment has declined to its lowest levels since the 2008 financial crisis and initial jobless claims during the last six months have been steady at reduced levels. The FED’s measure of inflation is below their target of 2.0%. Although interest rates will be impacted by “headline” news and the so-called “risk-off/risk-on” trades that cause short-term volatility, we intend to focus on the relative value of corporate and high-yield bonds and will maintain our focus on the intermediate-term maturity of the portfolio. It is the underlying credit quality of the companies we purchase that influences our investment decisions, not short-term interest rate fluctuations.

Oil prices increased during late summer and have approached a trading range of $57-59. The Fund holds several positions in companies who are engaged in the energy sector, and we continue to actively monitor these credits to determine how they may perform over a full market cycle, always seeking to be rewarded for the risks we assume.

We expect increased volatility in fixed-income markets as some participants continually readjust positioning. High yield bond funds had negative flows during the Fund’s last fiscal quarter, while investment grade funds experienced robust increases. In a world of low interest rates, corporate and high yield bonds continue to offer value relative to Treasury securities. As always, we will continue to search for value and adjust positions as we uncover compelling situations.

We appreciate your confidence in our Fund. Our fellow investors are very important to us and if you have any questions regarding market conditions or the Fund, please don’t hesitate to call us (513.554.8500).

Sincerely,

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund
Managed by Cincinnati Asset Management, Inc.

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-738-1128.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.cambondfund.com or call 1-866-738-1128 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2017, please see the Schedule of Investments section of the Annual Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
PORTFOLIO INFORMATION
November 30, 2017 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Investments

Security Description	% of Net Assets
Vulcan Materials Co., 3.900%, due 04/01/27	2.8%
Exxon Mobil Corp., 3.043%, due 03/01/26	2.8%
Union Pacific Corp., 3.000%, due 04/15/27	2.7%
Commonwealth Edison Co., 2.950%, due 08/15/27	2.7%
Apple, Inc., 3.250%, due 02/23/26	2.3%
L-3 Communications Corp., 3.950%, due 05/28/24	2.2%
U.S. Bancorp, Series MTN, 3.100%, due 04/27/26	2.2%
Microsoft Corp., 2.400%, due 08/08/26	2.1%
Toll Brothers Finance Corp., 5.875%, due 02/15/22	2.1%
Wells Fargo & Co., 4.125%, due 08/15/23	2.0%

Credit Rating Allocation
S&P Credit Quality	% of Portfolio
AAA	5.8%
AA	13.1%
A	31.2%
BBB	23.2%
BB	16.9%
B	9.8%

4

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS November 30, 2017 (Unaudited)
CORPORATE BONDS — 94.4%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 11.7%
AMC Entertainment Holdings, Inc.	5.750%	06/15/25	$67,000	$65,576
Ford Motor Co.	4.346%	12/08/26	100,000	104,293
Ford Motor Credit Co., LLC	3.815%	11/02/27	150,000	149,539
MGM Resorts International, Inc.	4.625%	09/01/26	71,000	72,775
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	61,200
QVC, Inc.	4.450%	02/15/25	70,000	71,622
Regal Entertainment Group	5.750%	02/01/25	70,000	71,400
Service Corp. International	7.500%	04/01/27	60,000	71,550
Tenneco, Inc.	5.375%	12/15/24	55,000	57,750
Tenneco, Inc.	5.000%	07/15/26	15,000	15,338
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	192,281
Toll Brothers Finance Corp.	5.625%	01/15/24	21,000	22,969
Toll Brothers Finance Corp.	4.875%	03/15/27	75,000	77,813
United Rentals, Inc.	5.875%	09/15/26	30,000	32,400
				1,066,506
Consumer Staples — 4.6%
Anheuser-Busch InBev S.A./N.V.	2.625%	01/17/23	100,000	99,580
B&G Foods, Inc.	4.625%	06/01/21	32,000	32,570
Ingles Markets, Inc.	5.750%	06/15/23	75,000	74,625
Pinnacle Foods Finance, LLC	5.875%	01/15/24	67,000	71,355
Spectrum Brands, Inc.	5.750%	07/15/25	70,000	73,850
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	65,151
				417,131
Energy — 7.2%
Cheniere Corpus Christi Holdings, LLC	5.875%	03/31/25	64,000	69,600
Chevron Corp.	2.954%	05/16/26	100,000	99,687
Exxon Mobil Corp.	3.043%	03/01/26	250,000	253,917
Schlumberger Ltd.	3.650%	12/01/23	150,000	157,551
Sunoco, L.P.	6.375%	04/01/23	71,000	75,349
				656,104
Financials — 17.3%
Aircastle Ltd.	5.500%	02/15/22	58,000	62,712
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	99,854
Berkshire Hathaway, Inc.	3.125%	03/15/26	125,000	126,026
Branch Banking & Trust Co.	3.625%	09/16/25	150,000	154,812
International Lease Finance Corp.	5.875%	08/15/22	150,000	167,736
Morgan Stanley	3.700%	10/23/24	175,000	180,836
PNC Financial Services Group, Inc. (The)	3.900%	04/29/24	150,000	157,426

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CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 17.3% (Continued)
Progressive Corp. (The)	2.450%	01/15/27	$75,000	$71,281
State Street Corp.	2.650%	05/19/26	175,000	170,480
U.S. Bancorp, Series MTN	3.100%	04/27/26	200,000	198,917
Wells Fargo & Co.	4.125%	08/15/23	175,000	184,314
				1,574,394
Health Care — 4.3%
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	80,000	80,224
HCA Holdings, Inc.	5.375%	02/01/25	60,000	62,400
HCA Holdings, Inc.	5.875%	02/15/26	15,000	15,994
HealthSouth Corp.	5.750%	11/01/24	60,000	61,650
HealthSouth Corp.	5.750%	09/15/25	15,000	15,637
Medtronic, Inc.	3.500%	03/15/25	150,000	155,143
				391,048
Industrials — 16.7%
AECOM	5.125%	03/15/27	75,000	76,635
Arconic, Inc.	6.750%	01/15/28	64,000	75,364
General Dynamics Corp.	2.625%	11/15/27	100,000	96,493
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	60,287	62,150
Iron Mountain, Inc.	5.750%	08/15/24	85,000	87,444
L-3 Communications Corp.	3.950%	05/28/24	195,000	202,850
Masco Corp.	3.500%	11/15/27	175,000	172,247
TransDigm, Inc.	6.375%	06/15/26	71,000	72,243
Union Pacific Corp.	3.000%	04/15/27	250,000	250,379
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	31,187	32,863
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2	3.750%	03/03/28	177,060	182,442
United Rentals North America, Inc.	5.500%	05/15/27	35,000	37,187
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-2	6.750%	12/03/22	31,903	34,904
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	12/03/26	129,196	138,259
				1,521,460
Information Technology — 7.1%
Apple, Inc.	3.250%	02/23/26	205,000	208,792
Intel Corp.	2.600%	05/19/26	50,000	48,830
Intel Corp.	3.150%	05/11/27	50,000	50,679
Microsoft Corp.	2.400%	08/08/26	200,000	192,908
Microsoft Corp.	3.300%	02/06/27	50,000	51,565
Oracle Corp.	2.650%	07/15/26	100,000	97,085
				649,859

6

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 94.4% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 4.6%
Berry Plastics Corp.	5.125%	07/15/23	$66,000	$69,383
Graphic Packaging International, Inc.	4.125%	08/15/24	85,000	89,038
Vulcan Materials Co.	3.900%	04/01/27	250,000	255,667
				414,088
Real Estate — 3.0%
Equinix, Inc.	5.875%	01/15/26	20,000	21,750
GEO Group, Inc. (The)	6.000%	04/15/26	69,000	71,932
Simon Property Group, L.P.	3.750%	02/01/24	150,000	156,416
Simon Property Group, L.P.	3.250%	11/30/26	25,000	24,801
				274,899
Telecommunication Services — 11.9%
AT&T, Inc.	2.625%	12/01/22	100,000	98,126
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	70,000	72,712
Charter Communications, LLC	4.908%	07/23/25	170,000	179,871
Comcast Corp.	3.600%	03/01/24	80,000	83,360
Comcast Corp.	3.150%	03/01/26	115,000	115,302
CSC Holdings, LLC	5.250%	06/01/24	73,000	71,335
Lamar Media Corp.	5.750%	02/01/26	67,000	72,192
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	8,000	8,150
Mediacom, LLC/Mediacom Capital Corp.	6.375%	04/01/23	66,000	68,475
Qwest Corp.	6.750%	12/01/21	150,000	160,524
T-Mobile USA, Inc.	6.375%	03/01/25	4,000	4,304
T-Mobile USA, Inc.	5.375%	04/15/27	59,000	63,277
Zayo Group, LLC	6.375%	05/15/25	80,000	85,200
				1,082,828
Utilities — 6.0%
AES Corp. (The)	5.500%	04/15/25	30,000	31,762
American Water Capital Corp.	2.950%	09/01/27	125,000	123,925
AmeriGas Finance, LLC	5.875%	08/20/26	72,000	75,060
Calpine Corp.	5.750%	01/15/25	74,000	71,595
Commonwealth Edison Co.	2.950%	08/15/27	250,000	246,865
				549,207

Total Investments at Value — 94.4% (Cost $8,508,587)				$8,597,524

Other Assets in Excess of Liabilities — 5.6%				511,516

Net Assets — 100.0%				$9,109,040

See accompanying notes to financial statements.

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CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$8,508,587
At value (Note 2)	$8,597,524
Cash	330,971
Receivable for investment securities sold	67,164
Receivable from Adviser (Note 4)	14,135
Interest receivable	93,825
Other assets	20,488
Total assets	9,124,107

LIABILITIES
Payable to administrator (Note 4)	7,075
Accrued distribution fees (Note 4)	1,492
Other accrued expenses	6,500
Total liabilities	15,067

NET ASSETS	$9,109,040

NET ASSETS CONSIST OF:
Paid-in capital	$9,245,693
Accumulated net investment income	47,019
Accumulated net realized losses from investment transactions	(272,609)
Net unrealized appreciation on investments	88,937
NET ASSETS	$9,109,040

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	933,127

Net asset value, offering price and redemption price per share (Note 2)	$9.76

See accompanying notes to financial statements.

8

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2017 (Unaudited)
INVESTMENT INCOME
Interest	$164,910

EXPENSES
Investment advisory fees (Note 4)	33,929
Professional fees	20,231
Fund accounting fees (Note 4)	15,451
Administration fees (Note 4)	15,000
Registration and filing fees	13,481
Pricing fees	10,334
Distribution fees (Note 4)	11,310
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Trustees’ fees and expenses (Note 4)	5,097
Custody and bank service fees	3,603
Printing of shareholder reports	2,406
Insurance expense	1,334
Postage and supplies	852
Other expenses	3,451
Total expenses	148,479
Less fee waivers and expense reimbursements by the Adviser (Note 4)	(119,074)
Net expenses	29,405

NET INVESTMENT INCOME	135,505

REALIZED AND UNREALIZED LOSSES ON INVESTMENTS
Net realized losses from investment transactions	(900)
Net change in unrealized appreciation (depreciation) on investments	(27,700)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(28,600)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$106,905

See accompanying notes to financial statements.

9

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS
Net investment income	$135,505	$250,891
Net realized gains (losses) from investment transactions	(900)	62,822
Net change in unrealized appreciation (depreciation) on investments	(27,700)	23,033
Net increase in net assets resulting from operations	106,905	336,746

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(132,362)	(245,599)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	590,940	1,441,899
Net asset value of shares issued in reinvestment of distributions to shareholders	28,105	245,599
Payments for shares redeemed	(233,918)	(594,992)
Net increase in net assets from capital share transactions	385,127	1,092,506

TOTAL INCREASE IN NET ASSETS	359,670	1,183,653

NET ASSETS
Beginning of period	8,749,370	7,565,717
End of period	$9,109,040	$8,749,370

ACCUMULATED NET INVESTMENT INCOME	$47,019	$43,644

CAPITAL SHARE ACTIVITY
Shares sold	60,342	147,943
Shares reinvested	2,885	25,400
Shares redeemed	(23,859)	(61,207)
Net increase in shares outstanding	39,368	112,136
Shares outstanding at beginning of period	893,759	781,623
Shares outstanding at end of period	933,127	893,759

See accompanying notes to financial statements.

10

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Nov. 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$9.79		$9.68	$10.02	$10.05	$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.15		0.29	0.32	0.33	0.33	0.16
Net realized and unrealized gains (losses) on investments	(0.04)		0.11	(0.33)	(0.04)	0.11	(0.11)
Total from investment operations	0.11		0.40	(0.01)	0.29	0.44	0.05

Less distributions:
From net investment income	(0.14)		(0.29)	(0.33)	(0.32)	(0.33)	(0.11)

Net asset value at end of period	$9.76		$9.79	$9.68	$10.02	$10.05	$9.94

Total return (b)	1.18	%(c)	4.22%	(0.06%)	2.99%	4.68%	0.48	%(c)

Net assets at end of period (000’s)	$9,109		$8,749	$7,566	$7,232	$6,407	$5,220

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.28	%(d)	3.41%	3.77%	3.71%	4.53%	3.69	%(d)

Ratio of net expenses to average net assets (e)	0.65	%(d)	0.65%	0.65%	0.65%	0.65%	0.65	%(d)

Ratio of net investment income to average net assets (e)	2.99	%(d)	3.02%	3.30%	3.35%	3.41%	2.81	%(d)

Portfolio turnover rate	17	%(c)	31%	18%	23%	11%	13	%(c)

(a)	Represents the period from the commencement of operations (October 26, 2012) through May 31, 2013.
(b)
Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not waived advisory fees and reimbursed expenses.

(c)	Not annualized.
(d)	Annualized.
(e)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).
See accompanying notes to financial statements.

11

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited)

1. Organization

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 26, 2012.

The investment objective of the Fund is to seek to achieve a high level of income consistent with a secondary goal of capital preservation.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities valuation – The Fund’s fixed income securities are valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the “Adviser”), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

12

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$8,597,524	$—	$8,597,524

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Dividends from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended November 30,

13

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

2017 and May 31, 2017 was ordinary income. On December 29, 2017, the Fund paid an ordinary income dividend of $0.0723 per share to shareholders of record on December 28, 2017.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$8,508,587
Gross unrealized appreciation	$149,319
Gross unrealized depreciation	(60,382)
Net unrealized appreciation on investments	88,937
Accumulated ordinary income	47,019
Accumulated capital and other losses	(272,609)
Accumulated deficit	$(136,653)

As of May 31, 2017, the Fund had short-term capital loss carryforwards of $82,864 and long-term capital loss carryfowards of $188,613. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

For the six months ended November 30, 2017, the Fund reclassified $232 of accumulated net investment income against accumulated net realized losses from investment transactions on the Statement of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. This difference is due to the tax treatment of paydown adjustments. Such reclassification had no effect on the Fund’s net assets or NAV per share.

14

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2014 through May 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,592,444 and $1,439,601, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to an expense limitation agreement between the Fund and the Adviser, the Adviser has contractually agreed until October 1, 2018 to reduce investment advisory fees and reimburse other operating expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to reorganize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or organization costs, and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.65% of the Fund’s average daily net assets. Accordingly, the Adviser waived all of its advisory fees and, in addition, reimbursed other operating expenses totaling $85,145 during the six months ended November 30, 2017.

DISTRIBUTION PLAN
The Fund has adopted a distribution plan, pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended November 30, 2017, the Fund incurred $11,310 in distribution and service fees under the Rule 12b-1 Plan.

15

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES
As of November 30, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Cincinnati Asset Management, Inc.	77%
Charles Schwab & Co., Inc. (for the benefit of its customers)	15%
UBS Financial Services, Inc. (for the benefit of its customers)	6%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

16

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on December 29, 2017, as noted in Note 2.

17

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2017) and held until the end of the period (November 30, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,011.80	$3.28
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.81	$3.29

*
Expenses are equal to the Fund’s annualized net expense ratio of 0.65% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

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WAVELENGTH

FUNDS

Semi-Annual Report

November 30, 2017 (Unaudited)

WAVELENGTH INTEREST RATE NEUTRAL FUND

WAVELENGTH INTEREST RATE NEUTRAL FUND
LETTER TO SHAREHOLDERS	January 9, 2018

Dear Fellow Shareholders;

Since our last shareholder letter, markets cycled through a range of policy expectations and the set of potential economic outcomes grew wider. Prospective changes in leadership at the US Federal Reserve and rising geopolitical tensions increased uncertainty across the investment landscape. Amidst these crosswinds, the portfolio delivered positive performance through a targeted balance to the underlying factors that drive market prices.

What follows is designed to provide a context for returns that fosters a deeper understanding of the investment process that supports them. By doing so we hope to build on the partnership your investment creates.

PERFORMANCE SUMMARY

For the six months ended November 30, 2017, the Wavelength Interest Rate Neutral Fund (the “Fund”) generated a return of +1.84% versus a benchmark return of +0.50% for the S&P / BGCantor 0-3 Month US Treasury Bill Index (which seeks to represent the return from not taking risk in financial markets). Performance over the period remained within targeted risk parameters, and the Fund maintained its portfolio balance in line with investment objectives.

WAVELENGTH PHILOSOPHY

We believe that macroeconomic conditions drive asset prices and central banks use interest rates to manage macroeconomic conditions. Based on this fundamental logic, we seek to build a portfolio that is hedged to changes in interest rates by balancing investment exposure between instruments we expect to outperform in rising and falling macroeconomic conditions.

INVESTMENT ENVIRONMENT

As an extension of our investment philosophy we believe that changing expectations for these conditions drive investment decisions, which in turn drive market prices. Over the period since our last letter, growth surprises shifted from negative to positive territory, while inflation consistently fell below consensus expectations.

The Federal Reserve increased its target for the federal funds rate in June, then kept interest rates on hold through the end of November citing balanced risks to the economy. Growth-related assets responded positively and were impacted intermittently by rising volatility from geopolitical risks. North Korea’s nuclear program captured headlines and at times drove safe haven assets, such as US Treasuries and gold, to higher prices.

Autumn began with widespread speculation around changes in leadership at the Federal Reserve and culminated with Jerome Powell’s nomination as the next chair. Expectations around other policy decisions, particularly corporate tax reform, combined with upside surprises for economic growth to drive corporate asset prices higher.

1

PERFORMANCE DISCUSSION

The Fund delivered positive performance over the period consistent with its target of balanced absolute returns. The portfolio’s risk budget was also effective at managing market volatility by design.

During the summer months, the Fund benefited from markets in transition as outperformance from corporate securities gave way to outperformance from government bonds. In June, the US yield curve flattened and convertible bonds were among the top contributors for the portfolio. Gains in corporate assets were offset by underperformance from inflation-linked bonds which were negatively impacted by inflation data falling below expectations.

The Fund captured upside in July with positive contributions across the portfolio as markets began pricing new expectations for economic policy. Convertible bonds, corporate credit and emerging market debt each added performance to the upside, and inflation positions rebounded toward more fundamental levels. Outperformance continued through August amidst a backdrop of rising geopolitical tensions which drove the rally in government bonds across the US yield curve.

Heading into autumn, the Federal Reserve’s plans to unwind its purchasing program led to negative returns for government bond markets across the globe. In this context, the portfolio benefited from positioning in rising growth assets which outperformed, including convertible bonds, corporate credit and senior loans. Markets capitulated in October, and the portfolio again produced positive results despite continued stress for global bond markets. Profits from short-term high yield credit were partially offset by US government bonds, and inflation exposures again contributed positively to the portfolio. In November, asset prices fluctuated based on the aforementioned changes in Federal Reserve leadership and persistent geopolitical risks, which led to largely rangebound performance and decreased portfolio risk.

OUTLOOK

We expect markets to move on from previous themes to new risks and opportunities in 2018. While the economic trajectory remains uncertain, new data will add important clarity to the outlook for central banks and monetary policy.

The Fund maintains a balanced exposure to growth and inflation factors consistent with its investment mandate. With new pressures on asset pricing and investor uncertainty, we believe the portfolio is positioned to monetize opportunities as markets adjust to policy expectations moving forward.

Thank you for your trust and commitment through investment.

Sincerely,

Andrew Dassori

Founding Partner & Chief Investment Officer
Wavelength Capital Management

2

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.wavelengthfunds.com or call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Wavelength Interest Rate Neutral Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2017, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

WAVELENGTH INTEREST RATE NEUTRAL FUND
PORTFOLIO INFORMATION
November 30, 2017 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
iShares® TIPS Bond ETF	13.4%
PowerShares Senior Loan Portfolio	11.0%
Vanguard Short-Term Corporate Bond ETF	10.8%
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	8.9%
SPDR® Bloomberg Barclays Convertible Securities ETF	8.2%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	7.5%
Vanguard Emerging Markets Government Bond ETF	4.2%
iShares® iBoxx $ High Yield Corporate Bond ETF	4.0%
SPDR® Bloomberg Barclays High Yield Bond ETF	3.8%
VanEck Vectors Emerging Markets High Yield Bond ETF	3.5%

4

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS November 30, 2017 (Unaudited)
EXCHANGE-TRADED FUNDS — 85.4%	Shares	Value
Emerging Markets Debt — 17.8%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	17,703	$2,044,519
PowerShares Emerging Markets Sovereign Debt Portfolio	24,392	713,954
VanEck Vectors Emerging Markets High Yield Bond ETF	39,648	970,980
Vanguard Emerging Markets Government Bond ETF	14,337	1,150,401
		4,879,854
Real Estate Investment Trusts (REITs) — 0.7%
Vanguard REIT ETF	2,300	194,097

U.S. Fixed Income — 66.9%
iShares® iBoxx $ High Yield Corporate Bond ETF	12,420	1,090,228
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,255	513,451
iShares® TIPS Bond ETF	32,208	3,661,405
PowerShares Senior Loan Portfolio	131,071	3,021,186
SPDR® Bloomberg Barclays Convertible Securities ETF	43,237	2,233,191
SPDR® Bloomberg Barclays High Yield Bond ETF	28,333	1,046,621
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	88,209	2,446,918
Vanguard Mortgage-Backed Securities ETF	7,733	406,292
Vanguard Short-Term Corporate Bond ETF	37,252	2,966,377
Vanguard Short-Term Inflation-Protected Securities ETF	18,319	906,424
		18,292,093

Total Exchange-Traded Funds (Cost $23,116,603)		$23,366,044

5

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS November 30, 2017 (Unaudited) (Continued)
MONEY MARKET FUNDS — 10.3%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.97% (a)	2,517,745	$2,517,745
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Class, 0.98% (a)	311,134	311,134
Total Money Market Funds (Cost $2,828,879)		$2,828,879

Total Investments at Value — 95.7% (Cost $25,945,482)		$26,194,923

Other Assets in Excess of Liabilities — 4.3%		1,168,693

Net Assets — 100.0%		$27,363,616

(a)	The rate shown is the 7-day effective yield as of November 30, 2017.

See accompanying notes to financial statements.

6

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS November 30, 2017 (Unaudited)
FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Commodity Futures
COMEX miNY Gold Future	4	1/29/2018	$255,350	$255,350	$(2,344)

Index Futures
E-Mini Dow CBOT DJIA Future	5	12/15/2017	606,925	606,925	35,450
E-Mini Nasdaq 100 Future	5	12/15/2017	636,175	636,175	10,650
E-Mini S&P 500® Future	4	12/15/2017	528,700	528,700	11,829
Total Index Futures			1,771,800	1,771,800	57,929

Treasury Futures
5-Year U.S. Treasury Note Future	23	3/29/2018	2,676,086	2,676,086	(9,667)
10-Year U.S. Treasury Note Future	6	3/20/2018	744,094	744,094	(4,478)
Total Treasury Futures			3,420,180	3,420,180	(14,145)

Total Futures Contracts			$5,447,330	$5,447,330	$41,440

FUTURES CONTRACTS SOLD SHORT	Contracts	Expiration Date	Notional Value	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Silver Future	2	12/27/2017	$82,055	$82,055	$4

Treasury Futures
U.S. Treasury Bond Future	3	3/20/2018	454,969	454,969	(99)

Total Futures Contracts Sold Short			$537,024	$537,024	$(95)

The average monthly notional value of futures contracts and futures contracts sold short during the six months ended November 30, 2017 was $4,803,452 and ($461,573), respectively.
See accompanying notes to financial statements.

7

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$25,945,482
At value (Note 2)	$26,194,923
Cash	2,693
Margin deposits for futures contracts (Notes 2 and 5)	1,057,113
Variation margin receivable (Notes 2 and 5)	20,810
Receivable for capital shares sold	109,000
Receivable for investment securities sold	92,133
Dividends and interest receivable	2,390
Other assets	15,648
Total assets	27,494,710

LIABILITIES
Variation margin payable (Notes 2 and 5)	12,328
Payable for investment securities purchased	100,281
Payable to Adviser (Note 4)	6,875
Payable to administrator (Note 4)	7,720
Other accrued expenses	3,890
Total liabilities	131,094

NET ASSETS	$27,363,616

NET ASSETS CONSIST OF:
Paid-in capital	$27,422,501
Accumulated net investment income	88,621
Accumulated net realized losses from investment transactions and futures contracts	(438,292)
Net unrealized appreciation on:
Investments	249,441
Futures contracts	41,345
NET ASSETS	$27,363,616

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,716,166

Net asset value, offering price and redemption price per share (Note 2)	$10.07

See accompanying notes to financial statements.

8

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2017 (Unaudited)
INVESTMENT INCOME
Interest	$2,366
Dividends	388,643
Total investment income	391,009

EXPENSES
Investment advisory fees (Note 4)	117,458
Professional fees	19,981
Fund accounting fees (Note 4)	16,237
Administration fees (Note 4)	15,000
Transfer agent fees (Note 4)	8,750
Compliance fees (Note 4)	6,000
Registration and filing fees	5,824
Trustees' fees and expenses (Note 4)	5,002
Custody and bank service fees	4,317
Printing of shareholder reports	1,658
Insurance expense	1,334
Postage and supplies	1,024
Other expenses	4,205
Total expenses	206,790
Less fee reductions by the Adviser (Note 4)	(84,392)
Net expenses	122,398

NET INVESTMENT INCOME	268,611

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	19,018
Futures contracts (Note 5)	262,450
Net change in unrealized appreciation (depreciation) on:
Investments	(107,592)
Futures contracts (Note 5)	21,327
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	195,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$463,814

See accompanying notes to financial statements.

9

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
FROM OPERATIONS
Net investment income	$268,611	$377,736
Net realized gains from:
Investments	19,018	57,812
Futures contracts (Note 5)	262,450	425,010
Capital gain distributions from regulated investment companies	—	926
Net change in unrealized appreciation (depreciation) on:
Investments	(107,592)	369,968
Futures contracts (Note 5)	21,327	1,326
Net increase in net assets from operations	463,814	1,232,778

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(246,393)	(360,818)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	6,245,523	3,534,514
Net asset value of shares issued in reinvestment of distributions to shareholders	235,744	360,818
Payments for shares redeemed	(725,998)	(137,545)
Net increase in net assets from capital share transactions	5,755,269	3,757,787

TOTAL INCREASE IN NET ASSETS	5,972,690	4,629,747

NET ASSETS
Beginning of period	21,390,926	16,761,179
End of period	$27,363,616	$21,390,926

ACCUMULATED NET INVESTMENT INCOME	$88,621	$66,403

See accompanying notes to financial statements.

10

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended November 30, 2017 (Unaudited)	Year Ended May 31, 2017
CAPITAL SHARE ACTIVITY
Shares sold	623,453	361,512
Shares issued in reinvestment of distributions to shareholders	23,660	37,052
Shares redeemed	(72,198)	(14,153)
Net increase in shares outstanding	574,915	384,411
Shares outstanding at beginning of period	2,141,251	1,756,840
Shares outstanding at end of period	2,716,166	2,141,251

See accompanying notes to financial statements.

11

WAVELENGTH INTEREST RATE NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Nov. 30, 2017 (Unaudited)		Year Ended May 31, 2017	Year Ended May 31, 2016	Year Ended May 31, 2015	Period Ended May 31, 2014 (a)
Net asset value at beginning of period	$9.99		$9.54	$10.09	$10.38	$10.00

Income (loss) from investment operations:
Net investment income	0.10		0.20	0.21	0.23	0.10
Net realized and unrealized gains (losses) on investments and futures contracts	0.08		0.45	(0.56)	(0.25)	0.36
Total from investment operations	0.18		0.65	(0.35)	(0.02)	0.46

Less distributions:
Distributions from net investment income	(0.10)		(0.20)	(0.20)	(0.23)	(0.07)
Distributions from net realized gains	—		—	—	(0.04)	(0.01)
Total distributions	(0.10)		(0.20)	(0.20)	(0.27)	(0.08)

Net asset value at end of period	$10.07		$9.99	$9.54	$10.09	$10.38

Total return (b)	1.84	%(c)	6.83%	(3.37%)	(0.17%)	4.62	%(c)

Net assets at end of period (000's)	$27,364		$21,391	$16,761	$17,815	$4,717

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.67	%(e)	1.85%	2.00%	2.19%	4.42	%(e)

Ratio of net expenses to average net assets (d) (f)	0.99	%(e)	0.99%	0.99%	0.99%	0.99	%(e)

Ratio of net investment income to average net assets (f) (g)	2.17	%(e)	2.01%	2.16%	2.52%	1.55	%(e)

Portfolio turnover rate	7	%(c)	53%	103%	107%	114	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2013) through May 31, 2014.
(b)
Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(c)	Not annualized.
(d)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Annualized.
(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).
(g)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

12

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2017 (Unaudited)

1. Organization

Wavelength Interest Rate Neutral Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 30, 2013.

The investment objective of the Fund is to seek total return.

2. Significant Accounting Policies

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X, which impact financial statement presentation, particularly the presentation of derivative investments. The Fund has adopted these amendments, which were effective August 1, 2017, with these financial statements.

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with Accounting Principles generally accepted in the United States of America (“GAAP”). The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC (the “Adviser”) until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

13

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$23,366,044	$—	$—	$23,366,044
Money Market Funds	2,828,879	—	—	2,828,879
Total	$26,194,923	$—	$—	$26,194,923
Other Financial Instruments
Futures Contracts	$41,440	$—	$—	$41,440
Futures Contracts Sold Short	(95)	—	—	(95)
Total	$41,345	$—	$—	$41,345

As of November 30, 2017, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2017. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

14

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Fund will distribute to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2017 and May 31, 2017 was ordinary income. On December 29, 2017, the Fund paid an ordinary income dividend of $0.0887 per share to shareholders of record on December 28, 2017.

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized captial gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

15

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2017:

Tax cost of portfolio investments	$26,177,970
Gross unrealized appreciation	$251,036
Gross unrealized depreciation	(234,083)
Net unrealized appreciation	16,953
Accumulated ordinary income	88,621
Capital loss carryforward	(445,376)
Other gains	280,917
Total accumulated deficit	$(58,885)

The value of the federal income tax cost of portfolio investments and the tax components of the accumulated deficit may temporarily differ from the financial statement cost and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

As of May 31, 2017, the Fund had a short-term capital loss carryforward of $217,936 and a long-term capital loss carryforward of $227,440 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2014 through May 31, 2017) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2017, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $6,026,772 and $1,408,759, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

16

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until October 1, 2018, to reduce investment advisory fees and reimburse other operating expenses to the extent necessary to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; and other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to an amount not exceeding 0.99% of the Fund’s average daily net assets. During the six months ended November 30, 2017, the Adviser reduced its investment advisory fees by $84,392.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2017, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements in the amount of $488,782 no later than the dates as stated below:

May 31, 2018	May 31, 2019	May 31, 2020	November 30, 2020	Total
$76,275	$166,221	$161,894	$84,392	$488,782

OTHER SERVICE PROVIDERS
Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION
Each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses.

17

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

PRINCIPAL HOLDERS OF FUND SHARES
As of November 30, 2017, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Interactive Brokers, LLC (for the benefit of its customers)	52%
National Financial Services, LLC (for the benefit of its customers)	13%
Charles Schwab & Co., Inc. (for the benefit of its customers)	10%
Frederic Davis Dassori	9%
R&T Partners, LLC (for the benefit of its customers)	8%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of November 30, 2017 are recorded in the following location in the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable/payable

The following table sets forth the values of variation margin of the Fund as of November 30, 2017:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$—	$(1,890)	$(1,890)
Equity	20,810	—	20,810
Treasury	—	(9,008)	(9,008)
Total Asset Derivatives	20,810	(10,898)	9,912
Liability Derivatives
Futures contracts
Commodity	$—	$(14)	$(14)
Treasury	—	(1,416)	(1,416)
Total Liability Derivatives	—	(1,430)	(1,430)
Total	$20,810	$(12,328)	$8,482

18

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the six months ended November 30, 2017 are recorded in the following locations in the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gains and net change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations during the six months ended November 30, 2017:

Type of Derivative and Risk	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Futures contracts
Commodity	$8,037	$(2,284)
Equity	277,761	39,345
Treasury	(23,348)	(15,734)
Total	$262,450	$21,327

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

19

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of November 30, 2017, the offsetting of financial assets and derivative assets is as follows:

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Assets Presented in Statements of Assets and Liabilities	Collateral Pledged*	Net Amount
Variation margin receivable -futures contracts	$20,810	$(10,898)	$9,912	$9,912	$—
Total subject to a master netting or similar arrangement	$20,810	$(10,898)	$9,912	$9,912	$—

*	The amount is limited to the net amounts of financial assets and accordingly does not include excess collateral pledged.

As of November 30, 2017, the offsetting of financial liabilities and derivative liabilities is as follows:

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Collateral Pledged*	Net Amount
Variation margin receivable - futures contracts	$—	$(1,430)	$(1,430)	$1,430	$—
Total subject to a master netting or similar arrangement	$—	$(1,430)	$(1,430)	$1,430	$—

*	The amount is limited to the net amounts of financial liabilities and accordingly does not include excess collateral pledged.

6. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays

20

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2017, the Fund had 85.4% of the value of its net assets invested in ETFs.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on December 29, 2017, as discussed in Note 2.

21

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2017) and held until the end of the period (November 30, 2017).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

22

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2017	Ending Account Value November 30, 2017	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,018.40	$ 5.01
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,020.10	$ 5.01

*
Expenses are equal to the Fund’s annualized net expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

CUSTOMER PRIVACY NOTICE

FACTS	WHAT DOES WAVELENGTH INTEREST RATE NEUTRAL FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number
■ Assets
■ Retirement Assets
■ Transaction History
■ Checking Account Information
■ Purchase History
■ Account Balances
■ Account Transactions
■ Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-866-896-9292

24

Who we are
Who is providing this notice?	Wavelength Interest Rate Neutral Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
■ Open an account
■ Provide account information
■ Give us your contact information
■ Make deposits or withdrawals from your account
■ Make a wire transfer
■ Tell us where to send the money
■ Tell us who receives the money
■ Show your government-issued ID
■ Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■ Sharing for affiliates’ everyday business purposes – information about your creditworthiness
■ Affiliates from using your information to market to you
■ Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Wavelength Capital Management LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund does not jointly market.

25

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee.  The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 13.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:  Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3)  Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons:  Not applicable

(b)  Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)):  Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*	/s/ Frank L. Newbauer
Frank L. Newbauer, Secretary

Date	February 2, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David R. Carson

David R. Carson, Principal Executive Officer of APEXcm Small/Mid Cap Growth Fund, Barrow Value Opportunity Fund, Barrow Long/Short Opportunity Fund, Cincinnati Asset Management Funds: Broad Market Strategic Income Fund and Wavelength Interest Rate Neutral Fund

By (Signature and Title)*	/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	February 2, 2018

*	Print the name and title of each signing officer under his or her signature.